[GRAPHIC]

JPMORGAN FUNDS

ANNUAL REPORT DECEMBER 31, 2002

SELECT FUNDS

SELECT LARGE CAP EQUITY FUND

SELECT MID CAP EQUITY FUND

SELECT SMALL CAP EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                  1

Fund Commentaries:
   Select Large Cap Equity Fund                     3

   Select Mid Cap Equity Fund                       7

   Select Small Cap Equity Fund                    10

Portfolio of Investments                           13

Financial Statements                               27

Notes to Financial Statements                      30

Financial Highlights                               39

HIGHLIGHTS

- U.S. equities continued on a mostly downward path during 2002, a year of tremendous dislocation within financial markets.

- Strong first quarter growth succumbed to anemic growth in the second quarter, and so on, up and down, weak and strong, through the remainder of the year.

        NOT FDIC INSURED        May lose value / No bank guarantee
      JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN SELECT FUNDS

PRESIDENT'S LETTER                                             FEBRUARY 10, 2003

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Select Funds for the year ended December 31, 2002.

ANOTHER YEAR OF TURMOIL...

U.S. equities continued on a mostly downward path during 2002, a year of tremendous dislocation within financial markets.

The year began with a boom, as the Fed cut interest rates and investors cheered our military success in Afghanistan. This euphoria soon gave way to worries about the health of the U.S. economy and emerging evidence of malfeasance at some of our leading corporations. Thus began a veritable torrent of negative news that sent many investors scurrying for the sidelines, and with many of these electing to remain there.

During the year, there were reports of poor-to-no corporate earnings, numerous profit warnings and downgrades, virtually non-existent corporate capital spending, massive layoffs and vanishing pricing power.

The economy did its part as well. Strong first quarter growth succumbed to anemic growth in the second quarter, and so on, up and down, weak and strong, through the remainder of the year. The long dormant manufacturing sector was volatile. Consumer confidence worsened, for the most part, and holiday sales were very disappointing. The dollar slid against other currencies.

On the plus side, the Fed surprised the markets in early November with a substantial interest rate cut (by 50 basis points to a 1.25% Federal Funds rate). This, along with third quarter earnings that were not as bad as many expected, sent the markets rallying from early October to late November. Unfortunately, roughly half of these gains vanished in December's return to bear market territory.

Millions of Americans and many erstwhile renters were able to realize their respective dreams of homeownership owing to an accommodative monetary policy by the Fed that kept interest rates at 40+ year lows. Additionally, a surge in home refinancings brought liquidity to the marketplace. Inflation barely nudged. Moreover, wages improved, on average, by 3.5%.

....BUT PERHAPS THE LAST.

As I write, a major tax cutting and fiscal stimulus program is before Congress, one that, if passed, should support economic growth later in 2003. Low interest rates should help to fill in the gap, allowing companies to manage their debt more efficiently, as well as enabling consumers to finance the purchase of their goods and services.

As you will see in the accompanying views from our portfolio managers, we are guardedly optimistic about the near term future of the U.S. economy and its equity markets. We believe that the substantial market correction of the past three years may be near its end. Equity valuations, while still not cheap, are much less expensive than they have been in some time. Our corporations have endured significant cost spendings and are ready to compete on the global stage. In fact, if any of a number of positive developments transpires, we could easily see a substantial rally sometime in 2003.

IMPORTANT FUND FAMILY NEWS

As you may know, your Fund's Board of Trustees and shareholders of JPMorgan Select Large Cap Equity Fund recently approved management's proposal to merge JPMorgan Select Large Cap Equity Fund into JPMorgan Tax Aware U.S. Equity Fund. The merger is expected to occur on or about March 21, 2003.

Additionally, two JPMorgan Select Funds will undergo name changes effective April 30, 2003. JPMorgan Select Mid Cap Equity Fund will be known as JPMorgan Mid Cap Equity, and JPMorgan Select Small Cap Equity will be known as JPMorgan Trust Small Cap Equity.

On behalf of all of us here, we thank you for your investment, and look forward to helping you reach your financial goals for many years to come.

Sincerely,

/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

JPMORGAN SELECT LARGE CAP EQUITY FUND

As of December 31, 2002

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Select Large Cap Equity Fund, which seeks capital growth over the long term, declined 22.00% during the year ended December 31, 2002. This compares to a decline of 22.10% for the S&P 500 Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Our sector neutral position, relative to the benchmark, helped performance through the third quarter of 2002. However, with our focus on higher quality companies, we were unable to benefit fully from the strong fourth quarter rally in lower quality names, and, thus, our performance only marginally outperformed the benchmark for the full year.

This said, what helped or hurt performance was not so much our owning stocks that moved with the market. Rather, it was whether the portfolio held or did not hold a number of highly volatile individual stocks. For example, our decision not to own EDS, a benchmark stock that was down over 70%, helped performance. On the other hand, our holding onto Tyco International, another benchmark stock that slid over 70% during 2002, detracted from performance.

In terms of stock selection, other positive contributors included Abbott Labs, which we owned early in the year and sold before the stock corrected sharply. The portfolio also benefited from our not owning Qualcomm when it was on a steep decline and from our subsequent overweight position in the stock when it hit bottom and bounced upward.

In addition to the position in Tyco, performance was muted by investments in Cigna, Liberty Media, American Electric Power (AEP) and Home Depot. Marketing issues and continuing claims from a closed line of business hurt Cigna. Liberty fell on accounting-related issues. We sold our position in AEP, as we grew nervous with management and other related issues. However, the stock advanced strongly once these issues were resolved, so our not owning it detracted from performance relative to the benchmark. In the case of Home Depot, we owned it because we thought it would do a better job of retrenching to improve sales; however, it failed to do so, sending its stock down.

Q: HOW WAS THE FUND MANAGED?

A: In what turned out to be one of most volatile years in stock market history, we managed the portfolio somewhat conservatively. Against the backdrop of a slow growth economy, we concentrated, for the most part, on higher quality, defensive companies that could continue to do well in a weak economy. In addition, over the course of the year, we favored certain sectors, such as software and pharmaceuticals, where it appeared that investors were willing to assume more risk. Overall, however, we increased these positions only incrementally.

                                   (UNAUDITED)

Q: WHAT IS THE OUTLOOK?

A: For the near term, the equity markets should continue to feel the weight of a sluggish economy, high geopolitical risk, and less than robust corporate earnings, amongst other issues. Still, several positive countervailing influences could prove to be beneficial to large caps, including historically low interest rates and, judging by p/e multiples, more reasonable pricing. As for the economy, an expected continuation of the Fed's accommodative monetary policy should provide the liquidity needed for a rebound. The economy may also benefit over the longer term from a major fiscal stimulus package presently before Congress. Even so, geopolitical issues could destabilize the nation's economy and equity markets until associated political and military issues are resolved.

In this environment, we continue to look for companies whose focus is on improving profitability by growing revenues, rather than by simply cutting costs. Beyond this, we are looking at companies whose growth prospects are not tied to a strong economic recovery, such as pharmaceuticals and consumer staples.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services               23.40%
Finance & Insurance                     19.60%
Technology                              14.20%
Industrial Products & Services          12.00%
Pharmaceuticals                         11.80%
Energy                                   7.90%
Short-Term Investments                   4.10%
Telecommunications                       3.70%
Utilities                                2.60%
Health Services & Systems                0.70%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. EXXONMOBIL CORP. (4.1%)

 2. MICROSOFT CORP. (4.0%)

 3. CITIGROUP, INC. (3.4%)

 4. GENERAL ELECTRIC CO. (3.2%)

 5. WAL-MART STORES, INC. (2.8%)

 6. PROCTER & GAMBLE CO. (2.6%)

 7. CHEVRONTEXACO CORP. (2.3%)

 8. VERIZON COMMUNICATIONS, INC. (2.2%)

 9. THE COCA-COLA CO. (2.1%)

10. INTERNATIONAL BUSINESS MACHINES CORP. (2.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 28.8% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($70,405 IN THOUSANDS). AS OF DECEMBER 31, 2002, THE FUND HELD 77 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                              1 YEAR     3 YEARS    5 YEARS   10 YEARS
Select Large Cap Equity     (22.00)%    (15.84)%    (2.94)%      6.66%

                                   (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (12/31/92 TO 12/31/02)

          JPMORGAN SELECT LARGE CAP EQUITY FUND        S&P 500 INDEX     LIPPER LARGE-CAP CORE FUNDS INDEX
12/31/1992                         $  5,000,000         $  5,000,000                          $  5,000,000
 1/31/1993                         $  4,992,000         $  5,042,000                          $  5,059,500
 2/28/1993                         $  5,005,478         $  5,110,571                          $  5,074,679
 3/31/1993                         $  5,121,105         $  5,218,404                          $  5,211,695
 4/30/1993                         $  4,986,932         $  5,092,119                          $  5,114,236
 5/31/1993                         $  5,100,135         $  5,228,588                          $  5,246,695
 6/30/1993                         $  5,113,396         $  5,243,751                          $  5,274,502
 7/31/1993                         $  5,080,159         $  5,222,776                          $  5,254,459
 8/31/1993                         $  5,253,900         $  5,420,719                          $  5,448,349
 9/30/1993                         $  5,220,800         $  5,378,979                          $  5,448,349
10/31/1993                         $  5,319,996         $  5,490,324                          $  5,532,798
11/30/1993                         $  5,288,608         $  5,438,166                          $  5,445,380
12/31/1993                         $  5,395,966         $  5,503,968                          $  5,570,079
 1/31/1994                         $  5,598,855         $  5,691,103                          $  5,749,436
 2/28/1994                         $  5,438,728         $  5,536,874                          $  5,641,346
 3/31/1994                         $  5,200,511         $  5,295,466                          $  5,381,844
 4/30/1994                         $  5,253,557         $  5,363,248                          $  5,433,510
 5/31/1994                         $  5,320,277         $  5,451,205                          $  5,476,435
 6/30/1994                         $  5,207,487         $  5,317,651                          $  5,331,857
 7/31/1994                         $  5,331,946         $  5,492,070                          $  5,491,813
 8/31/1994                         $  5,536,159         $  5,717,245                          $  5,687,870
 9/30/1994                         $  5,377,271         $  5,577,172                          $  5,568,425
10/31/1994                         $  5,480,515         $  5,702,659                          $  5,658,077
11/30/1994                         $  5,287,601         $  5,495,082                          $  5,458,912
12/31/1994                         $  5,317,740         $  5,576,409                          $  5,509,680
 1/31/1995                         $  5,375,704         $  5,720,838                          $  5,606,651
 2/28/1995                         $  5,606,859         $  5,943,951                          $  5,799,519
 3/31/1995                         $  5,752,637         $  6,119,297                          $  5,943,928
 4/30/1995                         $  5,843,529         $  6,299,816                          $  6,074,694
 5/31/1995                         $  6,056,233         $  6,551,809                          $  6,270,907
 6/30/1995                         $  6,196,132         $  6,703,811                          $  6,435,831
 7/31/1995                         $  6,455,131         $  6,926,378                          $  6,655,293
 8/31/1995                         $  6,497,089         $  6,943,694                          $  6,665,276
 9/30/1995                         $  6,627,031         $  7,236,717                          $  6,914,557
10/31/1995                         $  6,517,685         $  7,210,665                          $  6,882,751
11/30/1995                         $  6,792,079         $  7,527,213                          $  7,151,866
12/31/1995                         $  6,865,434         $  7,672,489                          $  7,259,859
 1/31/1996                         $  7,078,949         $  7,933,353                          $  7,473,299
 2/29/1996                         $  7,209,909         $  8,007,133                          $  7,564,473
 3/31/1996                         $  7,371,411         $  8,084,002                          $  7,633,310
 4/30/1996                         $  7,451,760         $  8,202,837                          $  7,743,993
 5/31/1996                         $  7,580,675         $  8,414,470                          $  7,898,099
 6/30/1996                         $  7,550,352         $  8,446,445                          $  7,909,156
 7/31/1996                         $  7,220,402         $  8,073,112                          $  7,585,671
 8/31/1996                         $  7,425,461         $  8,243,455                          $  7,757,866
 9/30/1996                         $  7,791,537         $  8,707,561                          $  8,159,724
10/31/1996                         $  7,918,539         $  8,947,890                          $  8,322,102
11/30/1996                         $  8,464,126         $  9,624,350                          $  8,861,374
12/31/1996                         $  8,227,977         $  9,433,788                          $  8,698,325
 1/31/1997                         $  8,785,834         $ 10,023,400                          $  9,174,123
 2/28/1997                         $  8,804,284         $ 10,101,583                          $  9,163,114
 3/31/1997                         $  8,422,178         $  9,686,408                          $  8,770,933
 4/30/1997                         $  8,868,554         $ 10,264,686                          $  9,256,843
 5/31/1997                         $  9,411,309         $ 10,889,805                          $  9,818,733
 6/30/1997                         $  9,747,293         $ 11,377,669                          $ 10,244,866
 7/31/1997                         $ 10,597,257         $ 12,283,331                          $ 11,054,211
 8/31/1997                         $ 10,177,605         $ 11,595,465                          $ 10,491,551
 9/30/1997                         $ 10,652,900         $ 12,230,896                          $ 11,031,866
10/31/1997                         $ 10,438,776         $ 11,822,384                          $ 10,692,085
11/30/1997                         $ 10,805,177         $ 12,369,761                          $ 11,041,716
12/31/1997                         $ 11,067,743         $ 12,582,520                          $ 11,242,675
 1/31/1998                         $ 11,026,792         $ 12,722,186                          $ 11,353,978
 2/28/1998                         $ 11,835,056         $ 13,639,456                          $ 12,158,975
 3/31/1998                         $ 12,394,855         $ 14,337,796                          $ 12,760,844
 4/30/1998                         $ 12,527,479         $ 14,482,608                          $ 12,889,728
 5/31/1998                         $ 12,271,919         $ 14,233,507                          $ 12,669,314
 6/30/1998                         $ 12,648,667         $ 14,811,387                          $ 13,271,106
 7/31/1998                         $ 12,395,693         $ 14,654,387                          $ 13,163,611
 8/31/1998                         $ 10,500,392         $ 12,535,362                          $ 11,193,018
 9/30/1998                         $ 11,349,874         $ 13,338,879                          $ 11,749,311
10/31/1998                         $ 12,171,604         $ 14,423,330                          $ 12,630,509
11/30/1998                         $ 12,693,766         $ 15,297,384                          $ 13,382,025
12/31/1998                         $ 13,631,836         $ 16,178,513                          $ 14,270,591
 1/31/1999                         $ 14,018,980         $ 16,854,775                          $ 14,770,062
 2/28/1999                         $ 13,482,053         $ 16,330,591                          $ 14,313,667
 3/31/1999                         $ 13,908,086         $ 16,983,815                          $ 14,889,076
 4/30/1999                         $ 14,681,375         $ 17,641,089                          $ 15,288,104
 5/31/1999                         $ 14,580,074         $ 17,224,759                          $ 14,882,969
 6/30/1999                         $ 15,139,949         $ 18,180,733                          $ 15,713,438
 7/31/1999                         $ 14,613,078         $ 17,613,494                          $ 15,253,035
 8/31/1999                         $ 14,233,138         $ 17,525,427                          $ 15,097,454
 9/30/1999                         $ 13,968,402         $ 17,045,230                          $ 14,688,313
10/31/1999                         $ 14,651,457         $ 18,124,193                          $ 15,588,706
11/30/1999                         $ 15,016,278         $ 18,492,114                          $ 15,970,630
12/31/1999                         $ 15,992,336         $ 19,581,300                          $ 17,032,676
 1/31/2000                         $ 15,347,845         $ 18,598,319                          $ 16,344,556
 2/29/2000                         $ 15,258,828         $ 18,246,810                          $ 16,339,653
 3/31/2000                         $ 16,647,381         $ 20,031,348                          $ 17,759,569
 4/30/2000                         $ 16,101,347         $ 19,428,405                          $ 17,178,831
 5/31/2000                         $ 15,349,414         $ 19,030,123                          $ 16,740,771
 6/30/2000                         $ 16,109,210         $ 19,498,264                          $ 17,353,483
 7/31/2000                         $ 16,062,493         $ 19,194,091                          $ 17,082,769
 8/31/2000                         $ 16,899,349         $ 20,386,044                          $ 18,261,480
 9/30/2000                         $ 15,767,093         $ 19,309,661                          $ 17,289,969
10/31/2000                         $ 15,549,507         $ 19,228,560                          $ 17,089,405
11/30/2000                         $ 14,148,496         $ 17,713,350                          $ 15,585,538
12/31/2000                         $ 14,046,627         $ 17,800,145                          $ 15,775,681
 1/31/2001                         $ 14,376,723         $ 18,432,050                          $ 16,222,133
 2/28/2001                         $ 13,013,809         $ 16,751,047                          $ 14,711,852
 3/31/2001                         $ 12,137,980         $ 15,689,031                          $ 13,808,545
 4/30/2001                         $ 13,153,929         $ 16,908,068                          $ 14,857,994
 5/31/2001                         $ 13,110,521         $ 17,021,352                          $ 14,941,199
 6/30/2001                         $ 12,751,293         $ 16,607,734                          $ 14,543,763
 7/31/2001                         $ 12,678,610         $ 16,444,978                          $ 14,332,878
 8/31/2001                         $ 11,815,197         $ 15,415,522                          $ 13,488,672
 9/30/2001                         $ 10,975,137         $ 14,171,490                          $ 12,464,882
10/31/2001                         $ 11,313,171         $ 14,442,165                          $ 12,759,053
11/30/2001                         $ 12,127,719         $ 15,549,879                          $ 13,594,771
12/31/2001                         $ 12,223,528         $ 15,686,718                          $ 13,748,392
 1/31/2002                         $ 11,992,503         $ 15,457,692                          $ 13,531,167
 2/28/2002                         $ 11,756,251         $ 15,159,358                          $ 13,303,844
 3/31/2002                         $ 12,228,852         $ 15,729,350                          $ 13,756,174
 4/30/2002                         $ 11,375,278         $ 14,776,152                          $ 13,036,726
 5/31/2002                         $ 11,366,178         $ 14,666,808                          $ 12,941,558
 6/30/2002                         $ 10,596,688         $ 13,622,531                          $ 12,047,297
 7/31/2002                         $  9,816,772         $ 12,559,974                          $ 11,152,182
 8/31/2002                         $  9,932,610         $ 12,642,870                          $ 11,243,630
 9/30/2002                         $  8,852,935         $ 11,268,590                          $ 10,151,874
10/31/2002                         $  9,577,990         $ 12,260,226                          $ 10,940,674
11/30/2002                         $ 10,096,160         $ 12,982,353                          $ 11,429,723
12/31/2002                         $  9,531,058         $ 12,220,289                          $ 10,827,376

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Large Cap Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from December 31, 1992 to December 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN SELECT MID CAP EQUITY FUND

As of December 31, 2002

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Select Mid Cap Equity Fund, which seeks to provide capital appreciation from a portfolio of mid cap stocks, declined 13.39% during the year ended December 31, 2002. This compares to a decline of 16.19% for the Russell MidCap Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The Fund outperformed its benchmark, the Russell MidCap Index, due to good stock selection in the healthcare and utilities sectors.

Within healthcare, the managed care providers and healthcare service companies performed well, in particular Oxford Health Plans and Dentsply. Oxford, which operates health benefit plans, was the strongest performer in both the sector and the entire portfolio. The stock advanced after management announced an increase in membership enrolment. In addition, health-insurance premiums have been increasing across the industry. Dentsply, which manufactures and markets dental equipment, performed well during the year as it is considered defensive in nature.

Within utilities, the more defensive stocks such as Energy East and SCANA Corp performed well. Energy East, a provider of energy services on the east coast, is conservatively managed with stable earnings and growing dividends. SCANA's principal activities are the generation and distribution of electricity and natural gas. The company has a stable earnings base (80% of its operating income comes from regulated business), limited commodity exposure, and a high dividend yield.

Major detractors from performance included Concord EFS, Wind River and Genzyme, all of which were sold before year-end.

Concord EFS declined after lowering 2002 operating earnings per share guidance and faces margin pressure after signing a number of contracts with large retailers that require volume discounts. Wind River Systems faced a sales shortfall as telecommunications customers slowed the pace of orders. Shares of Genzyme declined after the company lowered sales guidance for diagnostic products.

Q: HOW WAS THE FUND MANAGED?

A: A new portfolio team assumed responsibility for the fund on January 1, 2002, after which a number of changes were made. Most notable was an increase in holdings to 179 from 77 names. On a sector basis, the fund's consumer discretionary exposure was increased and its information technology and healthcare exposure was reduced.

Q: WHAT IS THE OUTLOOK?

A: With the near term U.S. economic outlook remaining in doubt, equity markets will likely have difficulty building on recent gains until a more visible positive trend emerges in the economic data. The current climate of low inflation, low interest rates, accommodative monetary policy, along with the increasing possibility of additional fiscal stimulus, point to a very benign backdrop for the U.S. economy in 2003. If and when evidence emerges that the economy is responding convincingly to this benign environment, we believe expectations regarding corporate profits will finally begin to rise from their depressed levels, providing some much needed support for a rally in equity prices.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services               20.60%
Finance & Insurance                     17.00%
Technology                              15.10%
Industrial Products & Services          10.30%
Health Services & Systems                9.60%
Energy                                   7.10%
Utilities                                6.90%
REITs                                    6.00%
Pharmaceuticals                          3.50%
Telecommunications                       2.00%
Short-Term Investments                   1.90%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CLAYTON HOMES, INC. (2.0%)

 2. TCF FINANCIAL CORP. (1.5%)

 3. KIMCO REALTY CORP. (1.5%)

 4. LENNAR CORP. (1.5%)

 5. DELUXE CORP. (1.5%)

 6. GOLDEN WEST FINANCIAL CORP. (1.3%)

 7. WILMINGTON TRUST CORP. (1.3%)

 8. RADIAN GROUP, INC. (1.3%)

 9. GANNETT CO., INC. (1.3%)

10. COMPASS BANCSHARES, INC. (1.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 14.5% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($20,271 IN THOUSANDS). AS OF DECEMBER 31, 2002, THE FUND HELD 179 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                1 YEAR     3 YEARS    5 YEARS    10 YEARS
Select Mid Cap Equity         (13.39%)     (1.55%)      6.76%       9.82%

                                   (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (12/31/92 TO 12/31/02)

           JPMORGAN SELECT MID CAP EQUITY FUND    RUSSELL MIDCAP INDEX    S&P MIDCAP 400 INDEX   LIPPER MID-CAP CORE FUNDS INDEX
12/31/1992                        $  5,000,000            $  5,000,000            $  5,000,000                      $  5,000,000
 1/31/1993                        $  5,203,000            $  5,100,000            $  5,062,500                      $  5,132,500
 2/28/1993                        $  5,101,542            $  5,105,610            $  4,991,625                      $  4,930,793
 3/31/1993                        $  5,369,883            $  5,271,542            $  5,163,836                      $  5,087,099
 4/30/1993                        $  5,256,041            $  5,131,846            $  5,028,544                      $  4,916,172
 5/31/1993                        $  5,569,827            $  5,294,526            $  5,257,845                      $  5,169,847
 6/30/1993                        $  5,602,132            $  5,354,354            $  5,284,134                      $  5,221,028
 7/31/1993                        $  5,633,504            $  5,380,055            $  5,274,095                      $  5,257,053
 8/31/1993                        $  5,945,036            $  5,619,467            $  5,491,915                      $  5,503,609
 9/30/1993                        $  6,041,941            $  5,640,821            $  5,550,129                      $  5,702,290
10/31/1993                        $  6,075,171            $  5,645,334            $  5,568,444                      $  5,812,914
11/30/1993                        $  5,850,997            $  5,514,362            $  5,445,382                      $  5,610,043
12/31/1993                        $  6,088,548            $  5,713,982            $  5,698,047                      $  5,865,300
 1/31/1994                        $  6,303,474            $  5,871,688            $  5,830,812                      $  6,027,183
 2/28/1994                        $  6,314,190            $  5,791,833            $  5,748,014                      $  5,984,390
 3/31/1994                        $  6,010,477            $  5,545,101            $  5,481,881                      $  5,672,004
 4/30/1994                        $  5,989,440            $  5,583,362            $  5,522,447                      $  5,700,364
 5/31/1994                        $  5,906,187            $  5,591,179            $  5,469,984                      $  5,626,260
 6/30/1994                        $  5,743,767            $  5,425,680            $  5,281,817                      $  5,400,084
 7/31/1994                        $  5,862,663            $  5,611,781            $  5,460,342                      $  5,524,286
 8/31/1994                        $  6,125,896            $  5,877,779            $  5,746,464                      $  5,841,932
 9/30/1994                        $  6,158,976            $  5,734,362            $  5,639,005                      $  5,848,943
10/31/1994                        $  6,137,420            $  5,777,943            $  5,700,470                      $  5,914,451
11/30/1994                        $  5,915,859            $  5,523,135            $  5,482,712                      $  5,696,208
12/31/1994                        $  5,972,060            $  5,594,936            $  5,533,153                      $  5,825,512
 1/31/1995                        $  5,895,020            $  5,709,632            $  5,590,698                      $  5,749,197
 2/28/1995                        $  6,134,358            $  6,005,391            $  5,883,651                      $  5,971,691
 3/31/1995                        $  6,412,244            $  6,177,146            $  5,986,026                      $  6,095,305
 4/30/1995                        $  6,438,535            $  6,270,420            $  6,106,345                      $  6,091,648
 5/31/1995                        $  6,627,828            $  6,476,717            $  6,253,508                      $  6,178,759
 6/30/1995                        $  6,818,709            $  6,694,335            $  6,508,026                      $  6,559,370
 7/31/1995                        $  7,280,336            $  7,019,010            $  6,847,745                      $  6,977,202
 8/31/1995                        $  7,350,227            $  7,126,401            $  6,974,428                      $  7,070,697
 9/30/1995                        $  7,513,402            $  7,287,458            $  7,143,209                      $  7,241,100
10/31/1995                        $  7,155,013            $  7,124,219            $  6,959,629                      $  7,007,937
11/30/1995                        $  7,401,145            $  7,478,292            $  7,263,765                      $  7,220,978
12/31/1995                        $  7,444,072            $  7,521,666            $  7,245,605                      $  7,303,297
 1/31/1996                        $  7,455,238            $  7,680,374            $  7,350,666                      $  7,382,903
 2/29/1996                        $  7,594,651            $  7,860,862            $  7,600,589                      $  7,673,790
 3/31/1996                        $  7,656,927            $  7,974,845            $  7,691,796                      $  7,762,038
 4/30/1996                        $  7,895,057            $  8,200,533            $  7,926,396                      $  8,189,727
 5/31/1996                        $  8,054,537            $  8,324,361            $  8,033,402                      $  8,399,384
 6/30/1996                        $  7,824,178            $  8,199,496            $  7,912,901                      $  8,107,925
 7/31/1996                        $  7,105,918            $  7,691,947            $  7,377,198                      $  7,498,209
 8/31/1996                        $  7,677,944            $  8,058,084            $  7,802,862                      $  7,903,112
 9/30/1996                        $  8,342,087            $  8,456,153            $  8,143,067                      $  8,317,235
10/31/1996                        $  7,979,206            $  8,523,802            $  8,166,682                      $  8,229,904
11/30/1996                        $  8,055,008            $  9,042,902            $  8,626,466                      $  8,590,374
12/31/1996                        $  7,994,596            $  8,950,664            $  8,635,955                      $  8,610,991
 1/31/1997                        $  8,209,650            $  9,285,419            $  8,959,803                      $  8,883,960
 2/28/1997                        $  7,863,203            $  9,271,491            $  8,886,333                      $  8,640,539
 3/31/1997                        $  7,253,019            $  8,877,452            $  8,507,775                      $  8,231,842
 4/30/1997                        $  7,291,460            $  9,098,501            $  8,728,127                      $  8,285,349
 5/31/1997                        $  8,132,894            $  9,762,692            $  9,490,965                      $  9,140,397
 6/30/1997                        $  8,539,539            $ 10,081,932            $  9,757,661                      $  9,471,279
 7/31/1997                        $  9,062,159            $ 10,922,765            $ 10,723,669                      $ 10,136,163
 8/31/1997                        $  8,879,103            $ 10,803,706            $ 10,710,801                      $ 10,162,517
 9/30/1997                        $  9,500,640            $ 11,420,598            $ 11,326,672                      $ 10,851,535
10/31/1997                        $  9,106,364            $ 10,976,337            $ 10,833,962                      $ 10,415,304
11/30/1997                        $  9,025,317            $ 11,237,574            $ 10,994,305                      $ 10,401,764
12/31/1997                        $  9,194,090            $ 11,546,607            $ 11,420,884                      $ 10,524,505
 1/31/1998                        $  9,227,189            $ 11,329,531            $ 11,203,887                      $ 10,339,273
 2/28/1998                        $ 10,186,817            $ 12,215,500            $ 12,131,569                      $ 11,220,179
 3/31/1998                        $ 10,774,596            $ 12,794,515            $ 12,678,702                      $ 11,766,602
 4/30/1998                        $ 11,042,884            $ 12,826,501            $ 12,910,723                      $ 11,901,918
 5/31/1998                        $ 10,322,888            $ 12,430,162            $ 12,329,740                      $ 11,288,969
 6/30/1998                        $ 10,832,838            $ 12,601,698            $ 12,407,417                      $ 11,417,663
 7/31/1998                        $ 10,172,035            $ 12,000,597            $ 11,926,010                      $ 10,767,998
 8/31/1998                        $  7,927,067            $ 10,081,702            $  9,706,579                      $  8,573,480
 9/30/1998                        $  8,723,737            $ 10,733,988            $ 10,613,174                      $  9,321,088
10/31/1998                        $  9,043,026            $ 11,466,046            $ 11,561,991                      $  9,851,458
11/30/1998                        $  9,624,492            $ 12,009,537            $ 12,138,935                      $ 10,346,001
12/31/1998                        $ 10,687,036            $ 12,714,496            $ 13,605,318                      $ 11,341,286
 1/31/1999                        $ 10,861,235            $ 12,692,882            $ 13,076,071                      $ 11,287,982
 2/28/1999                        $  9,985,820            $ 12,270,209            $ 12,390,885                      $ 10,492,179
 3/31/1999                        $ 10,394,240            $ 12,654,266            $ 12,736,591                      $ 10,797,502
 4/30/1999                        $ 10,833,916            $ 13,589,417            $ 13,741,508                      $ 11,417,278
 5/31/1999                        $ 10,719,076            $ 13,550,007            $ 13,800,596                      $ 11,553,144
 6/30/1999                        $ 11,619,479            $ 14,028,322            $ 14,540,308                      $ 12,182,790
 7/31/1999                        $ 11,338,287            $ 13,643,946            $ 14,230,600                      $ 11,945,226
 8/31/1999                        $ 11,151,206            $ 13,290,568            $ 13,742,490                      $ 11,615,538
 9/30/1999                        $ 11,302,862            $ 12,822,740            $ 13,317,847                      $ 11,398,327
10/31/1999                        $ 11,724,459            $ 13,430,538            $ 13,997,057                      $ 11,963,684
11/30/1999                        $ 12,342,338            $ 13,817,338            $ 14,731,903                      $ 12,862,157
12/31/1999                        $ 13,365,518            $ 15,033,263            $ 15,606,978                      $ 14,540,668
 1/31/2000                        $ 12,774,762            $ 14,535,662            $ 15,166,861                      $ 14,386,537
 2/29/2000                        $ 13,663,885            $ 15,653,455            $ 16,228,541                      $ 16,777,580
 3/31/2000                        $ 14,642,219            $ 16,550,398            $ 17,586,870                      $ 16,648,392
 4/30/2000                        $ 14,488,476            $ 15,767,564            $ 16,973,089                      $ 15,516,302
 5/31/2000                        $ 13,881,409            $ 15,349,723            $ 16,760,925                      $ 14,878,582
 6/30/2000                        $ 14,257,595            $ 15,804,075            $ 17,007,311                      $ 16,089,698
 7/31/2000                        $ 14,213,397            $ 15,627,070            $ 17,276,026                      $ 15,627,924
 8/31/2000                        $ 15,796,769            $ 17,124,143            $ 19,204,031                      $ 17,153,209
 9/30/2000                        $ 15,477,674            $ 16,879,268            $ 19,071,523                      $ 16,696,934
10/31/2000                        $ 15,352,305            $ 16,619,327            $ 18,424,998                      $ 16,104,193
11/30/2000                        $ 14,119,515            $ 15,123,587            $ 17,033,911                      $ 14,323,069
12/31/2000                        $ 15,332,381            $ 16,274,493            $ 18,337,005                      $ 15,448,862
 1/31/2001                        $ 15,445,841            $ 16,536,512            $ 18,745,920                      $ 15,904,604
 2/28/2001                        $ 14,673,549            $ 15,529,438            $ 17,675,528                      $ 14,656,092
 3/31/2001                        $ 13,596,510            $ 14,566,613            $ 16,362,236                      $ 13,678,531
 4/30/2001                        $ 14,718,222            $ 15,812,059            $ 18,166,991                      $ 15,001,245
 5/31/2001                        $ 14,996,397            $ 16,106,163            $ 18,590,282                      $ 15,356,774
 6/30/2001                        $ 14,876,426            $ 15,954,765            $ 18,515,921                      $ 15,396,702
 7/31/2001                        $ 14,632,452            $ 15,498,459            $ 18,240,034                      $ 14,911,706
 8/31/2001                        $ 14,170,067            $ 14,901,768            $ 17,643,585                      $ 14,269,011
 9/30/2001                        $ 12,585,853            $ 13,104,615            $ 15,448,723                      $ 12,445,432
10/31/2001                        $ 13,008,738            $ 13,623,557            $ 16,131,556                      $ 13,067,703
11/30/2001                        $ 13,849,103            $ 14,765,212            $ 17,331,744                      $ 14,055,622
12/31/2001                        $ 14,727,136            $ 15,358,773            $ 18,227,795                      $ 14,689,530
 1/31/2002                        $ 14,442,902            $ 15,266,620            $ 18,133,011                      $ 14,522,070
 2/28/2002                        $ 14,172,820            $ 15,104,794            $ 18,154,770                      $ 14,270,838
 3/31/2002                        $ 14,970,749            $ 16,011,082            $ 19,452,836                      $ 15,234,119
 4/30/2002                        $ 14,951,287            $ 15,700,467            $ 19,361,408                      $ 14,982,756
 5/31/2002                        $ 14,831,677            $ 15,523,052            $ 19,034,200                      $ 14,678,606
 6/30/2002                        $ 13,866,135            $ 14,483,007            $ 17,640,897                      $ 13,617,343
 7/31/2002                        $ 12,752,684            $ 13,069,466            $ 15,931,494                      $ 12,236,545
 8/31/2002                        $ 12,868,734            $ 13,141,348            $ 16,011,151                      $ 12,376,041
 9/30/2002                        $ 11,998,807            $ 11,928,401            $ 14,720,652                      $ 11,388,433
10/31/2002                        $ 12,611,946            $ 12,530,786            $ 15,358,057                      $ 11,923,689
11/30/2002                        $ 13,144,171            $ 13,400,422            $ 16,247,288                      $ 12,734,500
12/31/2002                        $ 12,759,011            $ 12,872,446            $ 15,579,525                      $ 12,138,526

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Mid Cap Equity Fund, Russell MidCap Index, S&P MidCap 400 Index, and Lipper Mid-Cap Core Funds Index from December 31, 1992 to December 31, 2002. During the year ended December 31, 2002, the Fund changed its benchmark from the S&P MidCap 400 Index to the Russell MidCap Index. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Index measures the performance of the smallest 800 companies of the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN SELECT SMALL CAP EQUITY FUND

As of December 31, 2002

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Select Small Cap Equity Fund, which seeks capital growth over the long term, fell 16.94% during the year ended December 31, 2002. This compares to a decline of 14.63% for the S&P 600 Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: In an exceptionally volatile year, when any disappointing news triggered sharp share price reductions, stock selection caused the Fund to trail its S&P 600 benchmark. The Fund achieved its best performance in the industrial cyclical, retail and insurance sectors. In industrial cyclical, a small increase in exposure to the more solid growth stocks late in 2002 proved timely. Among the leading sector holdings were Ametek, Iron Mountain, Jacobs Engineering and Waste Connections. All reported strong revenue advances in a period of faltering economic growth.

In retail, two outstanding holdings were Chico's, the women's clothing chain, and Performance Food Group, the food distributor. Both achieved extremely strong growth. Stock selection was also good in insurance, where your portfolio manager focused on brokers such as Brown & Brown and Hilb Rogle & Hamilton.

Much of the Fund's underperformance occurred in the Semiconductor sector, where it held component manufacturers such as Microsemi, Semtech and Skyworks Solutions. These businesses were squeezed by a combination of poor end demand and high fixed costs. In consumer cyclicals, Copart, which provides vehicle salvage services to insurance companies, performed poorly after making substantial gains in 2001. Increasing competitive pressures eroded its heady pace of earnings growth, causing its valuation to fall.

Q: HOW WAS THE FUND MANAGED?

A: There were two small allocation shifts late in the year. We have increased our exposure to industrial stocks at the expense of consumer stocks, and reduced the exposure to financials. These shifts are marginal, reflecting our policy of remaining broadly sector neutral.

Q: WHAT IS THE OUTLOOK?

A: Following the difficult market conditions of the past three years, small cap equities are now more appropriately valued and we expect positive returns in 2003. Additionally, we believe that a combination of lower valuations and higher estimated earnings per share growth will lead to small cap equities outperforming large caps.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services               27.00%
Industrial Products & Services          19.80%
Technology                              15.00%
Finance & Insurance                     12.00%
Health Services & Systems               10.10%
Energy                                   5.70%
Pharmaceuticals                          4.40%
Utilities                                3.20%
REITs                                    1.60%
Short-Term Investments                   0.70%
Telecommunications                       0.50%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. ALLIANT TECHSYSTEMS, INC. (1.9%)

 2. COOPER COMPANIES, INC. (1.6%)

 3. EAST-WEST BANCORP., INC. (1.6%)

 4. SCIOS, INC. (1.6%)

 5. PIER 1 IMPORTS, INC. (1.6%)

 6. JACOBS ENGINEERING GROUP, INC. (1.5%)

 7. HENRY SCHEIN, INC. (1.5%)

 8. CACI INTERNATIONAL, INC., CLASS A (1.5%)

 9. EMCOR GROUP, INC. (1.4%)

10. CHICO'S FAS, INC. (1.4%)

TOP 10 EQUITY HOLDINGS COMPRISED 15.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($40,445 IN THOUSANDS). AS OF DECEMBER 31, 2002, THE FUND HELD 115 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR    3 YEARS   5 YEARS    10 YEARS
Select Small Cap Equity      (16.94%)    (3.90%)   (2.41%)       5.69%

                                   (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (12/31/92 TO 12/31/02)

            JPMORGAN SELECT SMALL CAP EQUITY    S&P SMALLCAP 600 INDEX     LIPPER SMALL-CAP CORE FUNDS INDEX
12/31/1992                      $  5,000,000              $  5,000,000                          $  5,000,000
 1/31/1993                      $  5,067,500              $  5,134,000                          $  5,147,000
 2/28/1993                      $  5,082,196              $  4,987,681                          $  5,029,648
 3/31/1993                      $  5,192,988              $  5,178,210                          $  5,166,958
 4/30/1993                      $  5,000,847              $  4,989,724                          $  4,997,998
 5/31/1993                      $  5,221,885              $  5,257,672                          $  5,184,923
 6/30/1993                      $  5,261,049              $  5,290,795                          $  5,224,847
 7/31/1993                      $  5,369,426              $  5,345,290                          $  5,273,438
 8/31/1993                      $  5,628,770              $  5,627,522                          $  5,431,642
 9/30/1993                      $  5,789,752              $  5,831,801                          $  5,519,634
10/31/1993                      $  5,924,075              $  5,943,771                          $  5,636,650
11/30/1993                      $  5,802,039              $  5,730,984                          $  5,497,425
12/31/1993                      $  6,119,990              $  5,938,446                          $  5,656,850
 1/31/1994                      $  6,163,442              $  6,078,593                          $  5,806,191
 2/28/1994                      $  6,164,675              $  6,060,965                          $  5,795,160
 3/31/1994                      $  5,857,674              $  5,626,394                          $  5,569,728
 4/30/1994                      $  5,701,860              $  5,710,790                          $  5,560,259
 5/31/1994                      $  5,797,651              $  5,597,716                          $  5,574,160
 6/30/1994                      $  5,842,873              $  5,390,041                          $  5,393,000
 7/31/1994                      $  5,854,559              $  5,456,877                          $  5,470,659
 8/31/1994                      $  6,099,865              $  5,828,491                          $  5,722,856
 9/30/1994                      $  6,110,235              $  5,798,183                          $  5,733,157
10/31/1994                      $  6,197,611              $  5,740,201                          $  5,762,970
11/30/1994                      $  5,947,847              $  5,520,925                          $  5,617,167
12/31/1994                      $  6,013,273              $  5,655,084                          $  5,666,036
 1/31/1995                      $  6,095,054              $  5,574,781                          $  5,724,396
 2/28/1995                      $  6,251,087              $  5,804,462                          $  5,952,227
 3/31/1995                      $  6,302,346              $  5,921,713                          $  6,078,414
 4/30/1995                      $  6,347,723              $  6,053,767                          $  6,180,532
 5/31/1995                      $  6,451,826              $  6,148,206                          $  6,255,316
 6/30/1995                      $  6,746,029              $  6,485,742                          $  6,504,278
 7/31/1995                      $  7,017,219              $  6,981,901                          $  6,863,964
 8/31/1995                      $  7,151,248              $  7,133,409                          $  7,092,534
 9/30/1995                      $  7,315,727              $  7,315,311                          $  7,213,817
10/31/1995                      $  7,053,092              $  6,953,934                          $  6,958,448
11/30/1995                      $  7,274,560              $  7,204,276                          $  7,166,505
12/31/1995                      $  7,206,906              $  7,323,146                          $  7,407,300
 1/31/1996                      $  7,205,465              $  7,339,257                          $  7,461,373
 2/29/1996                      $  7,358,221              $  7,579,251                          $  7,725,506
 3/31/1996                      $  7,631,211              $  7,741,447                          $  7,918,643
 4/30/1996                      $  7,979,194              $  8,185,806                          $  8,465,030
 5/31/1996                      $  8,051,804              $  8,476,402                          $  8,846,803
 6/30/1996                      $  7,953,572              $  8,144,127                          $  8,445,158
 7/31/1996                      $  7,607,592              $  7,583,811                          $  7,759,411
 8/31/1996                      $  7,948,412              $  8,052,491                          $  8,155,141
 9/30/1996                      $  8,213,094              $  8,405,995                          $  8,497,657
10/31/1996                      $  8,039,798              $  8,347,994                          $  8,338,751
11/30/1996                      $  8,371,038              $  8,781,255                          $  8,639,780
12/31/1996                      $  8,350,110              $  8,883,995                          $  8,792,704
 1/31/1997                      $  8,211,498              $  9,031,470                          $  8,988,781
 2/28/1997                      $  8,198,360              $  8,837,293                          $  8,753,275
 3/31/1997                      $  7,885,183              $  8,366,265                          $  8,312,110
 4/30/1997                      $  7,937,225              $  8,468,334                          $  8,314,603
 5/31/1997                      $  8,730,154              $  9,463,363                          $  9,200,940
 6/30/1997                      $  9,242,614              $  9,881,644                          $  9,720,793
 7/31/1997                      $  9,726,926              $ 10,503,199                          $ 10,305,985
 8/31/1997                      $  9,712,336              $ 10,767,880                          $ 10,558,482
 9/30/1997                      $ 10,141,621              $ 11,479,636                          $ 11,350,368
10/31/1997                      $  9,837,373              $ 10,983,716                          $ 10,898,623
11/30/1997                      $  9,622,918              $ 10,903,535                          $ 10,759,121
12/31/1997                      $  9,825,962              $ 11,123,786                          $ 10,747,286
 1/31/1998                      $  9,623,547              $ 10,906,873                          $ 10,590,375
 2/28/1998                      $ 10,358,786              $ 11,900,489                          $ 11,381,476
 3/31/1998                      $ 10,881,904              $ 12,355,087                          $ 11,917,544
 4/30/1998                      $ 10,864,493              $ 12,427,982                          $ 12,031,952
 5/31/1998                      $ 10,450,556              $ 11,770,542                          $ 11,407,494
 6/30/1998                      $ 10,370,087              $ 11,804,677                          $ 11,366,427
 7/31/1998                      $  9,950,098              $ 10,901,619                          $ 10,546,908
 8/31/1998                      $  8,469,524              $  8,797,606                          $  8,508,190
 9/30/1998                      $  8,719,375              $  9,336,900                          $  8,866,385
10/31/1998                      $  8,999,267              $  9,770,132                          $  9,229,907
11/30/1998                      $  9,579,719              $ 10,320,190                          $  9,744,936
12/31/1998                      $ 10,162,166              $ 10,979,650                          $ 10,356,918
 1/31/1999                      $ 10,092,047              $ 10,841,307                          $ 10,279,241
 2/28/1999                      $  9,325,052              $  9,864,505                          $  9,439,427
 3/31/1999                      $  9,177,716              $  9,991,757                          $  9,481,904
 4/30/1999                      $  9,899,084              $ 10,652,212                          $ 10,121,933
 5/31/1999                      $ 10,269,310              $ 10,911,061                          $ 10,331,457
 6/30/1999                      $ 10,568,147              $ 11,531,900                          $ 10,928,615
 7/31/1999                      $ 10,376,864              $ 11,430,420                          $ 10,868,508
 8/31/1999                      $  9,666,048              $ 10,927,481                          $ 10,469,634
 9/30/1999                      $  9,091,885              $ 10,973,377                          $ 10,461,258
10/31/1999                      $  8,621,835              $ 10,945,943                          $ 10,552,271
11/30/1999                      $  9,144,318              $ 11,403,484                          $ 11,232,892
12/31/1999                      $  9,800,880              $ 12,340,850                          $ 12,444,921
 1/31/2000                      $  9,324,557              $ 11,958,284                          $ 12,205,979
 2/29/2000                      $ 10,175,889              $ 13,559,498                          $ 13,927,022
 3/31/2000                      $ 10,338,703              $ 13,057,796                          $ 13,729,258
 4/30/2000                      $ 10,489,648              $ 12,834,508                          $ 12,965,911
 5/31/2000                      $ 10,029,153              $ 12,454,607                          $ 12,414,860
 6/30/2000                      $ 10,852,546              $ 13,190,674                          $ 13,509,851
 7/31/2000                      $ 10,500,924              $ 12,866,183                          $ 13,089,694
 8/31/2000                      $ 11,596,170              $ 14,006,127                          $ 14,255,986
 9/30/2000                      $ 11,244,806              $ 13,625,161                          $ 13,889,607
10/31/2000                      $ 11,221,192              $ 13,710,999                          $ 13,471,530
11/30/2000                      $ 10,004,815              $ 12,283,684                          $ 12,129,766
12/31/2000                      $ 10,951,270              $ 13,797,034                          $ 13,307,566
 1/31/2001                      $ 10,605,210              $ 14,388,927                          $ 13,781,315
 2/28/2001                      $  9,874,511              $ 13,511,202                          $ 12,906,202
 3/31/2001                      $  9,456,819              $ 12,891,038                          $ 12,295,739
 4/30/2001                      $ 10,175,538              $ 13,873,335                          $ 13,275,709
 5/31/2001                      $ 10,317,995              $ 14,138,316                          $ 13,758,945
 6/30/2001                      $ 10,435,620              $ 14,655,778                          $ 14,184,096
 7/31/2001                      $ 10,497,191              $ 14,411,027                          $ 13,855,025
 8/31/2001                      $ 10,196,971              $ 14,082,455                          $ 13,467,084
 9/30/2001                      $  9,130,368              $ 12,178,507                          $ 11,702,896
10/31/2001                      $  9,484,626              $ 12,827,622                          $ 12,398,048
11/30/2001                      $  9,950,321              $ 13,765,321                          $ 13,319,223
12/31/2001                      $ 10,472,713              $ 14,697,233                          $ 14,254,233
 1/31/2002                      $ 10,581,629              $ 14,825,099                          $ 14,086,033
 2/28/2002                      $ 10,483,220              $ 14,570,107                          $ 13,709,936
 3/31/2002                      $ 10,979,076              $ 15,721,146                          $ 14,762,859
 4/30/2002                      $ 11,178,896              $ 16,166,054                          $ 14,835,197
 5/31/2002                      $ 10,940,785              $ 15,496,780                          $ 14,281,844
 6/30/2002                      $ 10,302,937              $ 14,695,596                          $ 13,482,061
 7/31/2002                      $  9,081,009              $ 12,620,578                          $ 11,649,849
 8/31/2002                      $  9,156,381              $ 12,740,473                          $ 11,711,593
 9/30/2002                      $  8,646,371              $ 11,960,756                          $ 10,882,412
10/31/2002                      $  8,753,586              $ 12,343,501                          $ 11,268,738
11/30/2002                      $  9,009,191              $ 12,985,363                          $ 12,100,371
12/31/2002                      $  8,699,077              $ 12,547,756                          $ 11,512,293

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Small Cap Equity Fund, S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index from December 31, 1992 to December 31, 2002.

The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity, and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN SELECT LARGE CAP EQUITY FUND

Portfolio of Investments

As of December 31, 2002
(Amounts in thousands)

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- 95.9%

             COMMON STOCKS -- 95.9%
             Aerospace -- 0.6%
    25       United Technologies Corp.                                 $   1,549

             Apparel -- 0.8%
    55       Jones Apparel Group, Inc.*                                    1,949

             Automotive -- 1.7%
    50       Johnson Controls, Inc.                                        4,041

             Banking -- 6.1%
   111       Bank One Corp.                                                4,058
    40       Mellon Financial Corp.                                        1,044
   242       U.S. Bancorp                                                  5,136
    67       Wachovia Corp.                                                2,441
    65       Washington Mutual, Inc.                                       2,244
                                                                       ---------
                                                                          14,923

             Biotechnology -- 1.6%
    51       Amgen, Inc.*(l)                                               2,460
    50       MedImmune, Inc.*(l)                                           1,359
                                                                       ---------
                                                                           3,819

             Business Services -- 0.7%
   100       Accenture LTD, Class A (Bermuda)*                             1,799

             Chemicals -- 0.8%
    44       Air Products & Chemicals, Inc.                                1,881

             Computer Networks -- 1.5%
   284       Cisco Systems, Inc.*                                          3,724

             Computer Software -- 4.6%
   188       Microsoft Corp.*                                              9,698
   155       Oracle Corp.*(l)                                              1,674
                                                                       ---------
                                                                          11,372

             Computers/Computer Hardware -- 3.8%
   106       Dell Computer Corp.*(l)                                       2,836
    66       International Business Machines Corp.(l)                      5,144
    57       NCR Corp.*                                                    1,363
                                                                       ---------
                                                                           9,343

             Consumer Products -- 5.9%
    35       Colgate-Palmolive Co.                                         1,830
    75       Philip Morris Companies, Inc.(l)                              3,022
    73       Procter & Gamble Co.(l)                                       6,305
   105       The Gillette Co.                                              3,188
                                                                       ---------
                                                                          14,345

             Diversified -- 4.4%
   326       General Electric Co.(l)                                       7,945
   163       Tyco International LTD (Bermuda)                              2,781
                                                                       ---------
                                                                          10,726

             Financial Services -- 8.1%
    40       Capital One Financial Corp.                                   1,174
    35       CIT Group, Inc.(l)                                              686
   237       Citigroup, Inc.                                               8,341

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Financial Services -- Continued
    79       Fannie Mae                                                $   5,076
    58       Goldman Sachs Group, Inc.                                     3,950
    65       The Charles Schwab Corp.(l)                                     700
                                                                       ---------
                                                                          19,927

             Food/Beverage Products -- 3.6%
    34       Kraft Foods, Inc., Class A(l)                                 1,321
    53       PepsiCo, Inc.                                                 2,217
   119       The Coca-Cola Co.(l)                                          5,234
                                                                       ---------
                                                                           8,772

             Health Care/Health Care Services -- 0.7%
    53       Becton, Dickinson & Co.                                       1,627

             Insurance -- 5.4%
    86       Ambac Financial Group, Inc.(l)                                4,855
    76       American International Group, Inc.(l)                         4,373
    77       The Allstate Corp.                                            2,848
    74       Travelers Property Casualty Corp., Class A*(l)                1,090
                                                                       ---------
                                                                          13,166

             Machinery & Engineering Equipment -- 1.1%
    61       Deere & Co.                                                   2,797

             Manufacturing -- 1.5%
    55       Danaher Corp. (l)                                             3,614

             Metals/Mining -- 0.9%
    95       Alcoa, Inc.                                                   2,154

             Multi-Media -- 4.6%
   103       AOL Time Warner, Inc.*(l)                                     1,343
    93       Comcast Corp., Special Class A*                               2,105
    74       News Corp., LTD, ADR (Australia)(l)                           1,943
    75       Tribune Co.                                                   3,409
    59       Viacom, Inc., Class B*(l)                                     2,415
                                                                       ---------
                                                                          11,215

             Oil & Gas -- 7.9%
   119       Baker Hughes, Inc.                                            3,831
    86       ChevronTexaco Corp.                                           5,692
   284       ExxonMobil Corp.                                              9,924
                                                                       ---------
                                                                          19,447

             Paper/Forest Products -- 1.3%
    72       Temple-Inland, Inc.(l)                                        3,208

             Pharmaceuticals -- 10.1%
    75       Bristol-Myers Squibb Co.                                      1,742
    70       Eli Lilly & Co.(l)                                            4,415
    15       Forest Laboratories, Inc.*                                    1,473
    93       Johnson & Johnson                                             4,981
   139       Pfizer, Inc.(l)                                               4,262
    78       Pharmacia Corp.(l)                                            3,260
    84       Schering-Plough Corp.                                         1,865
    79       Wyeth                                                         2,946
                                                                       ---------
                                                                          24,944

             Restaurants/Food Services -- 0.5%
    50       Yum! Brands, Inc. *                                           1,211

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Retailing -- 6.5%
   118       Home Depot, Inc.(l)                                       $   2,821
   103       Target Corp.                                                  3,088
   160       The TJX Companies, Inc.(l)                                    3,119
   135       Wal-Mart Stores, Inc.                                         6,836
                                                                       ---------
                                                                          15,864

             Semi-Conductors -- 2.6%
    57       Altera Corp.*(l)                                                698
    50       Applied Materials, Inc.*                                        654
   212       Intel Corp.(l)                                                3,296
    30       Linear Technology Corp.                                         772
    56       Texas Instruments, Inc.                                         841
                                                                       ---------
                                                                           6,261

             Shipping/Transportation -- 1.4%
    58       Union Pacific Corp.                                           3,472

             Telecommunications -- 3.7%
   117       SBC Communications, Inc.(l)                                   3,184
   107       Sprint Corp. - PCS Group*(l)                                    469
   136       Verizon Communications, Inc.                                  5,286
                                                                       ---------
                                                                           8,939

             Telecommunications Equipment -- 0.9%
    95       Motorola, Inc.                                                  822
    39       QUALCOMM, Inc.*                                               1,415
                                                                       ---------
                                                                           2,237

             Utilities -- 2.6%
    15       Consolidated Edison, Inc.                                       642
    73       DTE Energy Co.                                                3,388
    69       Pinnacle West Capital Corp.                                   2,352
                                                                       ---------
                                                                           6,382
                                                                       ---------
             Total Common Stocks
             (Cost $288,124)                                             234,708
                                                                       ---------

   Short-Term Investment -- 4.1%

             MONEY MARKET FUND -- 4.1%
 9,945       JPMorgan Prime Money Market Fund(a)
             (Cost $9,945)                                                 9,945
                                                                       ---------
             Total Investments -- 100.0%
             (Cost $298,069)                                           $ 244,653
                                                                       ---------
             Collateral Investments

             MONEY MARKET FUNDS(c)
11,000       Evergreen Institutional Money Market Fund                 $  11,000
11,000       Federated Prime Value Money Market Fund                      11,000
 1,000       Harris Insight Money Market Fund                              1,000
19,849       JPMorgan Prime Money Market Fund(a)                          19,849
                                                                       ---------
                                                                       $  42,849
                                                                       =========

                       See notes to financial statements.

JPMORGAN SELECT MID CAP EQUITY FUND

Portfolio of Investments

As of December 31, 2002
(Amounts in thousands)

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- 98.1%

             COMMON STOCKS -- 98.1%
             Agricultural Production/Services -- 0.5%
    20       UST, Inc.                                                 $     669

             Airlines -- 0.3%
    36       SkyWest, Inc.                                                   465

             Apparel -- 1.5%
    45       Jones Apparel Group, Inc.*                                    1,591
    15       VF Corp.                                                        541
                                                                       ---------
                                                                           2,132

             Automotive -- 0.7%
    30       Genuine Parts Co.                                               924

             Banking -- 8.6%
    18       Associated Banc-Corp.                                           597
    60       Banknorth Group, Inc.                                         1,356
    57       Compass Bancshares, Inc.                                      1,782
    40       Cullen/Frost Bankers, Inc.                                    1,315
     7       M&T Bank Corp.                                                  532
    33       Mercantile Bankshares Corp.                                   1,273
    15       New York Community Bancorp, Inc.                                433
    49       TCF Financial Corp.                                           2,137
    19       Webster Financial Corp.                                         644
    59       Wilmington Trust Corp.                                        1,856
                                                                       ---------
                                                                          11,925

             Biotechnology -- 1.7%
    19       Gilead Sciences, Inc.*(l)                                       657
     9       ICOS Corp.*                                                     201
    18       IDEC Pharmaceuticals Corp.*(l)                                  600
    25       MedImmune, Inc.*                                                669
    15       Myriad Genetics, Inc.*                                          220
                                                                       ---------
                                                                           2,347

             Broadcasting/Cable -- 1.1%
    14       Clear Channel Communications, Inc.*                             503
    50       Mediacom Communications Corp.*(l)                               444
    22       Univision Communications, Inc., Class A*(l)                     527
                                                                       ---------
                                                                           1,474

             Business Services -- 5.4%
    17       ChoicePoint, Inc.*(l)                                           688
     9       Cintas Corp.                                                    393
    12       CSG Systems International, Inc.*                                169
    48       Deluxe Corp.                                                  2,039
    44       Equifax, Inc.                                                 1,007
    16       Hewitt Associates, Inc., Class A*                               504
    39       IMS Health, Inc.                                                616
    12       Iron Mountain, Inc.*                                            399
    24       Moody's Corp.                                                 1,007
    28       SunGard Data Systems, Inc.*                                     661
                                                                       ---------
                                                                           7,483

             Chemicals -- 0.4%
    18       FMC Corp.*                                                      492

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Computer Networks -- 0.4%
    56       Network Appliance, Inc.*                                  $     559

             Computer Software -- 3.3%
    15       Adobe Systems, Inc.                                             368
    22       Affiliated Computer Services, Inc., Class A*(l)               1,137
    44       BEA Systems, Inc.*(l)                                           506
    20       Computer Associates International, Inc.                         267
    11       Electronic Arts, Inc.*(l)                                       567
    15       Intuit, Inc.*                                                   685
    18       National Instruments Corp.*                                     569
    30       Rational Software Corp.*                                        313
    12       VERITAS Software Corp.*                                         186
                                                                       ---------
                                                                           4,598

             Computers/Computer Hardware -- 1.1%
    25       Apple Computer, Inc.*                                           357
    12       Emulex Corp.*                                                   224
    10       Lexmark International, Inc.*                                    606
    15       Tech Data Corp.*                                                399
                                                                       ---------
                                                                           1,586

             Construction -- 3.5%
   226       Clayton Homes, Inc.                                           2,755
    41       Lennar Corp.                                                  2,105
                                                                       ---------
                                                                           4,860

             Construction Materials -- 2.1%
    11       American Standard Companies, Inc.*                              783
    12       Florida Rock Industries, Inc.                                   468
    33       Martin Marietta Materials, Inc.                               1,011
    19       Vulcan Materials Co.                                            709
                                                                       ---------
                                                                           2,971

             Consumer Products -- 0.8%
    12       Black & Decker Corp.                                            532
    12       Fortune Brands, Inc.                                            567
                                                                       ---------
                                                                           1,099

             Consumer Services -- 0.6%
    30       Sabre Holdings Corp.*                                           543
     6       Weight Watchers International, Inc.*(l)                         285
                                                                       ---------
                                                                             828

             Electronics/Electrical Equipment -- 1.6%
    33       Amphenol Corp., Class A*                                      1,258
    20       Jabil Circuit, Inc.*(l)                                         353
    53       Vishay Intertechnology, Inc.*                                   590
                                                                       ---------
                                                                           2,201

             Entertainment/Leisure -- 0.8%
    20       Harrah's Entertainment, Inc.*                                   796
     9       International Speedway Corp., Class A                           324
                                                                       ---------
                                                                           1,120

             Environmental Services -- 0.8%
    55       Republic Services, Inc.*                                      1,154

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Financial Services -- 3.6%
    16       A.G. Edwards, Inc.                                        $     526
    26       Golden West Financial Corp.                                   1,874
    10       Legg Mason, Inc.                                                485
    34       Stilwell Financial, Inc.*                                       448
    63       T. Rowe Price Group, Inc.                                     1,723
                                                                       ---------
                                                                           5,056

             Food/Beverage Products -- 2.6%
    10       Brown-Forman Corp., Class B                                     654
    15       Hormel Foods Corp.                                              350
    15       McCormick & Co., Inc.                                           343
    64       Pepsi Bottling Group, Inc.                                    1,647
    16       The J.M. Smucker Co.                                            655
                                                                       ---------
                                                                           3,649

             Health Care/Health Care Services -- 9.6%
    20       Anthem, Inc.*                                                 1,265
    14       Apogent Technologies, Inc.*                                     287
    25       Biomet, Inc.                                                    705
    36       Caremark Rx, Inc.*                                              587
    33       Dentsply International, Inc.                                  1,220
    85       Health Management Associates, Inc., Class A (l)               1,519
    27       Laboratory Corp. of America Holdings*(l)                        637
    12       Lincare Holdings, Inc.*                                         364
    45       Manor Care, Inc.*                                               834
    50       Omnicare, Inc.                                                1,201
    27       Oxford Health Plans, Inc.*                                    1,000
    40       Priority Healthcare Corp., Class B*                             933
    14       Stryker Corp.                                                   940
    10       Varian Medical Systems, Inc.*                                   506
    16       WellPoint Health Networks, Inc.*                              1,153
                                                                       ---------
                                                                          13,151

             Insurance -- 4.8%
    40       ACE LTD (Bermuda)                                             1,174
    17       HCC Insurance Holdings, Inc.                                    416
    11       John Hancock Financial Services, Inc.                           318
     2       Markel Corp.*                                                   432
    13       Principal Financial Group, Inc.                                 383
    49       Radian Group, Inc.                                            1,812
    36       SAFECO Corp.                                                  1,258
    20       The Phoenix Companies, Inc.                                     152
    20       Torchmark Corp.                                                 731
                                                                       ---------
                                                                           6,676

             Internet Services/Software -- 0.9%
     7       Expedia, Inc., Class A*(l)                                      485
    23       Network Associates, Inc.*(l)                                    375
     9       Symantec Corp.*(l)                                              381
                                                                       ---------
                                                                           1,241

             Manufacturing -- 1.5%
     7       Carlisle Companies, Inc.                                        290
    25       Cooper Industries LTD, Class A                                  911

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Manufacturing -- Continued
    43       Crane Co.                                                 $     857
                                                                       ---------
                                                                           2,058

             Multi-Media -- 4.1%
    40       Belo Corp., Class A                                             853
    34       Cox Radio, Inc., Class A*                                       785
    20       E.W. Scripps Co., Class A                                     1,539
    25       Gannett Co., Inc.                                             1,795
    11       Knight Ridder, Inc.                                             689
                                                                       ---------
                                                                           5,661

             Oil & Gas -- 6.0%
    10       Burlington Resources, Inc.                                      427
    12       ConocoPhillips                                                  581
    25       Cooper Cameron Corp.*                                         1,245
    20       Devon Energy Corp.                                              918
    23       EnCana Corp. (Canada)                                           702
    11       ENSCO International, Inc.(l)                                    327
    12       Equitable Resources, Inc.                                       417
    66       FMC Technologies, Inc.*                                       1,351
    10       Murphy Oil Corp.                                                429
    10       Nabors Industries LTD (Barbados)*                               369
    15       Pioneer Natural Resources Co.*                                  383
    17       Pogo Producing Co.                                              615
    16       Talisman Energy, Inc. (Canada)                                  582
                                                                       ---------
                                                                           8,346

             Paper/Forest Products -- 0.7%
    18       Plum Creek Timber Co., Inc.                                     434
    12       Rayonier, Inc.                                                  525
                                                                       ---------
                                                                             959

             Pharmaceuticals -- 1.8%
    27       AmerisourceBergen Corp.                                       1,450
    15       Medicis Pharmaceutical Corp., Class A*                          750
    22       Vertex Pharmaceuticals, Inc.*                                   346
                                                                       ---------
                                                                           2,546

             Pipelines -- 1.1%
    22       El Paso Corp.                                                   154
    33       Kinder Morgan, Inc.                                           1,386
                                                                       ---------
                                                                           1,540

             Printing & Publishing -- 0.5%
     1       Washington Post Co., Class B                                    738

             Real Estate -- 0.5%
    20       LNR Property Corp.                                              708

             Real Estate Investment Trust -- 5.5%
    25       AMB Property Corp.                                              684
    28       Cousins Properties, Inc.                                        692
    28       Equity Residential                                              688
    69       Kimco Realty Corp.                                            2,116
    20       Manufactured Home Communities, Inc.                             593
    21       PS Business Parks, Inc.                                         658
    44       Public Storage, Inc.                                          1,435

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Real Estate Investment Trust -- Continued
    20       Vornado Realty Trust                                      $     744
                                                                       ---------
                                                                           7,610

             Restaurants/Food Services -- 1.5%
    36       Brinker International, Inc.*                                  1,164
    31       CBRL Group, Inc.(l)                                             934
                                                                       ---------
                                                                           2,098

             Retailing -- 5.9%
    14       Abercrombie & Fitch Co., Class A*                               276
    20       Amazon.com, Inc.*(l)                                            385
    12       AutoZone, Inc.*                                                 869
    25       Bed Bath & Beyond, Inc.*                                        864
    23       CarMax, Inc.*                                                   409
    10       CDW Computer Centers, Inc.*(l)                                  447
    23       Circuit City Stores, Inc.                                       168
    17       Family Dollar Stores                                            521
    17       Fastenal Co.(l)                                                 639
    82       Foot Locker, Inc.*                                              860
    40       Office Depot, Inc.*                                             589
    30       Staples, Inc.*                                                  547
    12       The May Department Stores Co.                                   276
    48       The TJX Companies, Inc.                                         939
     7       Whole Foods Market, Inc.*                                       368
                                                                       ---------
                                                                           8,157

             Semi-Conductors -- 2.3%
    48       Altera Corp.*                                                   594
    21       Broadcom Corp., Class A*(l)                                     315
    23       Intersil Corp., Class A*                                        322
    19       KLA-Tencor Corp.*                                               663
    30       Microchip Technology, Inc.(l)                                   735
    22       Novellus Systems, Inc.*(l)                                      615
                                                                       ---------
                                                                           3,244

             Shipping/Transportation -- 0.4%
    17       C.H. Robinson Worldwide, Inc.                                   529

             Telecommunications -- 2.0%
    31       Alltel Corp.                                                  1,555
    57       EchoStar Communications Corp., Class A*                       1,258
                                                                       ---------
                                                                           2,813

             Textiles -- 0.3%
     8       Mohawk Industries, Inc.*                                        456

             Transportation -- 0.4%
    30       Canadian Pacific Railway LTD (Canada)                           581

             Utilities -- 6.9%
    20       Alliant Energy Corp.                                            331
    18       American Water Works, Co., Inc.                                 819
    20       Dominion Resources, Inc.                                      1,071
    59       Energy East Corp.                                             1,299
    44       FirstEnergy Corp.                                             1,460
    28       Nicor, Inc.                                                     953
    10       NSTAR                                                           422
    18       Pepco Holdings, Inc.                                            345

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Utilities -- Continued
    14       Pinnacle West Capital Corp.                               $     467
    15       PPL Corp.                                                       520
    44       SCANA Corp.                                                   1,362
    20       Sempra Energy                                                   475
                                                                       ---------
                                                                           9,524
                                                                       ---------
             Total Common Stocks
             (Cost $132,240)                                             136,228
                                                                       ---------

   Short-Term Investment -- 1.9%

             MONEY MARKET FUND -- 1.9%
 2,592       JPMorgan Prime Money Market Fund(a)
             (Cost $2,592)                                                 2,592
                                                                       ---------
             Total Investments -- 100.0%
             (Cost $134,832)                                           $ 138,820
                                                                       ---------
             Collateral Investments

             MONEY MARKET FUNDS(c)
 1,000       Evergreen Institutional Money Market Fund                 $   1,000
 1,000       Federated Prime Value Money Market Fund                       1,000
 8,712       JPMorgan Prime Money Market Fund(a)                           8,712
                                                                       ---------
                                                                       $  10,712
                                                                       =========

                       See notes to financial statements.

JPMORGAN SELECT SMALL CAP EQUITY FUND

Portfolio of Investments

As of December 31, 2002
(Amounts in thousands)

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- 99.3%

             COMMON STOCKS -- 99.3%
             Aerospace -- 1.9%
    80       Alliant Techsystems, Inc.*                                $   5,018

             Airlines -- 0.4%
    50       Atlantic Coast Airlines Holdings, Inc.*                         607
    42       SkyWest, Inc.                                                   550
                                                                       ---------
                                                                           1,157

             Apparel -- 0.9%
    83       Quiksilver, Inc.*                                             2,210

             Appliances & Household Durables -- 0.7%
    77       Furniture Brands International, Inc.*                         1,834

             Automotive -- 5.5%
    59       BorgWarner, Inc.                                              2,952
    88       Gentex Corp.*(l)                                              2,769
    91       Lithia Motors, Inc., Class A*                                 1,428
    83       O'Reilly Automotive, Inc.*                                    2,091
    45       Polaris Industries, Inc.                                      2,655
    62       Winnebago Industries, Inc.(l)                                 2,436
                                                                       ---------
                                                                          14,331

             Banking -- 6.8%
    49       Commerce Bancorp, Inc.                                        2,114
    27       CVB Financial Corp.                                             697
   115       East-West Bancorp., Inc.                                      4,164
    14       Hancock Holding Co.                                             643
   122       The Colonial BancGroup, Inc.                                  1,455
    73       UCBH Holdings, Inc.                                           3,090
   112       United Bankshares, Inc.                                       3,264
    69       Wintrust Financial Corp.(l)                                   2,145
                                                                       ---------
                                                                          17,572

             Biotechnology -- 2.0%
    73       Cambrex Corp.                                                 2,217
   100       Pharmaceutical Product Development, Inc.*                     2,927
                                                                       ---------
                                                                           5,144

             Broadcasting/Cable -- 0.6%
   160       Entravision Communications Corp., Class A*                    1,593

             Business Services -- 3.7%
    55       Banta Corp.                                                   1,720
    62       Consolidated Graphics, Inc.*                                  1,380
   183       Copart, Inc.*                                                 2,166
    32       Fair, Isaac & Co., Inc.                                       1,361
    86       Iron Mountain, Inc.*                                          2,841
                                                                       ---------
                                                                           9,468

             Chemicals -- 3.3%
   105       Albemarle Corp.                                               2,987
    40       Cabot Microelectronics Corp.*(l)                              1,879
   110       Georgia Gulf Corp.                                            2,543
    60       Spartech Corp.                                                1,238
                                                                       ---------
                                                                           8,647

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Computer Networks -- 0.5%
    60       Avocent Corp. *                                           $   1,327

             Computer Software -- 3.1%
   107       CACI International, Inc., Class A *                           3,818
   108       Hyperion Solutions Corp. *                                    2,772
   137       Macromedia, Inc. *                                            1,460
                                                                       ---------
                                                                           8,050

             Computers/Computer Hardware -- 1.0%
    45       Zebra Technologies Corp., Class A *                           2,579

             Construction -- 3.3%
    70       EMCOR Group, Inc. *                                           3,703
     9       NVR, Inc. *                                                   2,799
   101       Toll Brothers, Inc. *                                         2,042
                                                                       ---------
                                                                           8,544

             Construction Materials -- 0.3%
    22       Florida Rock Industries, Inc.                                   846

             Consumer Products -- 3.1%
   119       Church & Dwight Co., Inc. (l)                                 3,627
    93       Fossil, Inc. *                                                1,892
    40       Harman International Industries, Inc.                         2,380
                                                                       ---------
                                                                           7,899

             Consumer Services -- 1.4%
    55       Education Management Corp. *                                  2,074
    60       Regis Corp.                                                   1,549
                                                                       ---------
                                                                           3,623

             Electronics/Electrical Equipment -- 2.6%
    82       Ametek, Inc.                                                  3,136
    29       Amphenol Corp., Class A *                                     1,110
    90       Varian, Inc. *                                                2,584
                                                                       ---------
                                                                           6,830

             Engineering Services -- 1.5%
   108       Jacobs Engineering Group, Inc. *                              3,845

             Entertainment/Leisure -- 1.0%
   189       Boyd Gaming Corp. * (l)                                       2,658

             Environmental Services -- 1.3%
    88       Waste Connections, Inc. *                                     3,409

             Financial Services -- 2.3%
    51       Affiliated Managers Group, Inc. * (l)                         2,580
   113       Raymond James Financial, Inc.                                 3,328
                                                                       ---------
                                                                           5,908

             Food/Beverage Products -- 3.0%
    65       American Italian Pasta Co., Class A * (l)                     2,339
    99       Constellation Brands, Inc., Class A *                         2,352
    92       Performance Food Group Co. * (l)                              3,138
                                                                       ---------
                                                                           7,829

             Health Care/Health Care Services -- 10.1%
   115       Community Health Systems, Inc. *                              2,362
   171       Cooper Companies, Inc.                                        4,267

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Health Care/Health Care Services -- Continued
    80       Coventry Health Care, Inc. *                              $   2,322
    85       Henry Schein, Inc. * (l)                                      3,830
    38       Idexx Laboratories, Inc. *                                    1,245
    63       Inamed Corp. *                                                1,931
    67       Ocular Sciences, Inc. *                                       1,037
    86       Owens & Minor, Inc.                                           1,407
    45       Oxford Health Plans, Inc. *                                   1,644
    50       Patterson Dental Co. * (l)                                    2,176
    48       Respironics, Inc. *                                           1,449
   101       Steris Corp. *                                                2,449
                                                                       ---------
                                                                          26,119

             Hotels/Other Lodging -- 1.2%
   209       Extended Stay America, Inc. *                                 3,078

             Insurance -- 2.9%
   111       HCC Insurance Holdings, Inc.                                  2,726
    39       Hilb, Rogal & Hamilton Co. (l)                                1,595
    16       Markel Corp. * (l)                                            3,308
                                                                       ---------
                                                                           7,629

             Machinery & Engineering Equipment -- 3.0%
    87       IDEX Corp.                                                    2,841
    81       Kennametal, Inc.                                              2,776
   105       Regal-Beloit Corp.                                            2,167
                                                                       ---------
                                                                           7,784

             Manufacturing -- 1.5%
    46       Actuant Corp., Class A *                                      2,155
    56       AptarGroup, Inc.                                              1,743
                                                                       ---------
                                                                           3,898

             Metals/Mining -- 0.3%
    96       Century Aluminum Co.                                            714

             Multi-Media -- 1.1%
   133       Emmis Communications Corp., Class A * (l)                     2,779

             Oil & Gas -- 5.7%
    87       Newfield Exploration Co. *                                    3,129
   229       Pride International, Inc. * (l)                               3,417
   137       St. Mary Land & Exploration Co. (l)                           3,433
    85       Varco International, Inc. *                                   1,486
    84       Vintage Petroleum, Inc.                                         883
    97       XTO Energy, Inc.                                              2,402
                                                                       ---------
                                                                          14,750

             Pharmaceuticals -- 2.4%
   102       CV Therapeutics, Inc. * (l)                                   1,857
    16       Medicines Co. *                                                 258
   127       Scios, Inc. * (l)                                             4,124
                                                                       ---------
                                                                           6,239

             Real Estate Investment Trust -- 1.6%
    52       Alexandria Real Estate Equities, Inc.                         2,198
    55       Chelsea Property Group, Inc.                                  1,839
                                                                       ---------
                                                                           4,037

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Restaurants/Food Services -- 3.7%
   131       AFC Enterprises, Inc. *                                   $   2,748
    83       Applebee's International, Inc.                                1,923
    89       Sonic Corp. *                                                 1,822
    82       The Cheesecake Factory, Inc. *(l)                             2,950
                                                                       ---------
                                                                           9,443

             Retailing -- 4.5%
   193       Chico's FAS, Inc. *                                           3,640
    71       Genesco, Inc. *(l)                                            1,326
   113       Luby's, Inc. *                                                  329
   213       Pier 1 Imports, Inc.                                          4,036
   112       School Specialty, Inc. *(l)                                   2,240
                                                                       ---------
                                                                          11,571

             Semi-Conductors -- 3.5%
    99       Asyst Technologies, Inc. *(l)                                   729
    98       Brooks-PRI Automation, Inc. *(l)                              1,128
    41       Cymer, Inc. * (l)                                             1,332
   150       Integrated Circuit Systems, Inc. *                            2,745
    51       International Rectifier Corp. *                                 947
    88       Varian Semiconductor Equipment Associates, Inc. *             2,079
                                                                       ---------
                                                                           8,960

             Telecommunications -- 0.5%
   119       Tekelec *                                                     1,239

             Telecommunications Equipment -- 0.6%
    71       Inter-Tel, Inc.                                               1,478

             Transportation -- 3.3%
    91       Arkansas Best Corp. *                                         2,356
    46       Landstar System, Inc. *                                       2,667
   164       Werner Enterprises, Inc.                                      3,534
                                                                       ---------
                                                                           8,557

             Utilities -- 3.2%
   117       American States Water Co.                                     2,703
    34       New Jersey Resources Corp.                                    1,080
    92       Philadelphia Suburban Corp.                                   1,890
    39       The Laclede Group, Inc.                                         949
    44       UGI Corp.                                                     1,630
                                                                       ---------
                                                                           8,252
                                                                       ---------
             Total Common Stocks (Cost $245,806)                         256,848
                                                                       ---------

   Short-Term Investment -- 0.7%

             MONEY MARKET FUND -- 0.7%
 1,826       JPMorgan Prime Money Market Fund(a)
             (Cost $1,826)                                                 1,826
                                                                       ---------
             Total Investments -- 100.0% (Cost $247,632)               $ 258,674
                                                                       ---------

                       See notes to financial statements.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             Collateral Investments

             MONEY MARKET FUNDS (c)
13,000       Evergreen Institutional Money Market Fund                 $  13,000
12,288       Federated Prime Value Money Market Fund                      12,288
 3,008       JPMorgan Prime Money Market Fund (a)                          3,008
                                                                       ---------
                                                                       $  28,296
                                                                       =========

Abbreviations:
*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)  -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of a security, has been delivered to counterparty as part of a security lending transaction.
ADR  -- American Depositary Receipt.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Assets and Liabilities

As of December 31, 2002

(Amounts in thousands, except per share amounts)

                                                                     SELECT         SELECT         SELECT
                                                                   LARGE CAP       MID CAP       SMALL CAP
                                                                     EQUITY        EQUITY          EQUITY
                                                                      FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------
   ASSETS:
      Investment securities, at value                            $     244,653   $   138,820   $     258,674
      Investments held as collateral for securities lending
        program                                                         42,849        10,712          28,296
      Cash                                                                  --            61              30
      Receivables:
        Investment securities sold                                          --           427           1,455
        Fund shares sold                                                    22           140             535
        Interest and dividends                                             350           206             211
        Securities lending (net)                                             7             1               8
------------------------------------------------------------------------------------------------------------
   Total Assets                                                        287,881       150,367         289,209
------------------------------------------------------------------------------------------------------------
   LIABILITIES:
      Payables:
        Dividends                                                          152           278             149
        Investment securities purchased                                  2,927           429             770
        Collateral for securities lending program                       42,849        10,712          28,296
        Fund shares redeemed                                             1,678           155             666
      Accrued liabilities:
        Investment advisory fees                                            84            77             101
        Administration fees                                                 31            12              23
        Shareholder servicing fees                                          52             6              --
        Custodian fees                                                      14            12              18
        Trustees' fees - deferred compensation plan                         39            24              77
        Other                                                               48            31              46
------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                    47,874        11,736          30,146
------------------------------------------------------------------------------------------------------------
   NET ASSETS:
      Paid-in capital                                                  323,145       135,327         254,863
      Accumulated undistributed (overdistributed) net investment
        income                                                             (39)          (19)            (71)
      Accumulated net realized gain (loss) on investments              (29,683)         (665)         (6,771)
      Net unrealized appreciation (depreciation) of investments        (53,416)        3,988          11,042
------------------------------------------------------------------------------------------------------------
   Total Net Assets                                              $     240,007   $   138,631   $     259,063
------------------------------------------------------------------------------------------------------------
      Shares of beneficial interest outstanding ($0.001 par             12,534         5,683           7,769
        value; unlimited number of shares authorized):
      Net asset value, redemption and offering price per share   $       19.15   $     24.39   $       33.35
------------------------------------------------------------------------------------------------------------
      Cost of investments                                        $     298,069   $   134,832   $     247,632
============================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Operations

For the year ended December 31, 2002

(Amounts in thousands)

                                                         SELECT         SELECT         SELECT
                                                        LARGE CAP      MID CAP       SMALL CAP
                                                         EQUITY         EQUITY         EQUITY
                                                          FUND           FUND           FUND
------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
       Interest                                       $         --   $        46   $          --
       Dividend                                              3,755         1,711           1,665
       Dividend income from affiliated
         investments*                                          197           135             139
       Securities lending (net)                                  7             3              16
       Foreign taxes withheld                                   --            (1)             --
------------------------------------------------------------------------------------------------
    Total investment income                                  3,959         1,894           1,820
------------------------------------------------------------------------------------------------
    EXPENSES:
       Investment advisory fees                                968           963           1,949
       Administration fees                                     363           222             450
       Shareholder servicing fees                              605           370             750
       Custodian fees                                           67            63              83
       Registration fees                                        12            18              11
       Printing and postage                                     11             1              19
       Professional fees                                        30            25              29
       Transfer agent fees                                      16            17              16
       Trustees' fees                                            2             1               3
       Other                                                    13             5              21
------------------------------------------------------------------------------------------------
    Total expenses                                           2,087         1,685           3,331
------------------------------------------------------------------------------------------------
       Less amounts waived                                      91           543           1,797
------------------------------------------------------------------------------------------------
       Less earnings credits                                    --^           --^             --^
------------------------------------------------------------------------------------------------
         Net expenses                                        1,996         1,142           1,534
------------------------------------------------------------------------------------------------
    Net investment income                                    1,963           752             286
------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS:
       Net realized gain (loss) on transactions
         from: Investments                                 (11,339)        4,503          (6,774)
       Change in net unrealized
         appreciation/depreciation of: Investments         (51,119)      (27,236)        (49,269)
------------------------------------------------------------------------------------------------
       Net realized and unrealized gain (loss) on
         investments                                       (62,458)      (22,733)        (56,043)
------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations                                   $    (60,495)  $   (21,981)  $     (55,757)
------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment
   advisory, administration and shareholder
   servicing fees :                                   $         16   $        10   $          12
------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated

(Amounts in thousands)

                                      SELECT LARGE CAP EQUITY FUND           SELECT MID CAP EQUITY FUND
                                   -----------------------------------    -----------------------------------
                                     YEAR         11/1/01      YEAR        YEAR         11/1/01       YEAR
                                    ENDED         THROUGH      ENDED       ENDED        THROUGH       ENDED
                                   12/31/02      12/31/01(a)  10/31/01    12/31/02      12/31/01(a)  10/31/01
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income           $   1,963    $     170    $     939    $     752    $      91    $     578
   Net realized gain (loss) on
     investments                     (11,339)      (1,088)     (17,244)       4,503          603          530
   Change in net unrealized
     appreciation/depreciation
     of investments                  (51,119)      18,070      (55,917)     (27,236)      16,935      (25,662)
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net
        assets from operations       (60,495)      17,152      (72,222)     (21,981)      17,629      (24,554)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income              (1,955)        (133)      (1,050)        (747)         (93)        (635)
   Net realized gain on
     investment transactions              --           --      (27,792)      (5,775)        (475)     (27,722)
-------------------------------------------------------------------------------------------------------------
     Total distributions to
        shareholders                  (1,955)        (133)     (28,842)      (6,522)        (568)     (28,357)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS:
   Proceeds from shares issued        96,565        7,175       75,487       25,152        7,151       16,225
   Dividends reinvested                   19           --^      24,591        5,252          440       27,171
   Cost of shares redeemed           (25,959)      (4,322)     (37,868)     (18,333)      (2,265)     (21,954)
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) from
        capital share
        transactions                  70,625        2,853       62,210       12,071        5,326       21,442
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease)
        in net assets                  8,175       19,872      (38,854)     (16,432)      22,387      (31,469)
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period               231,832      211,960      250,814      155,063      132,676      164,145
-------------------------------------------------------------------------------------------------------------
   End of period                   $ 240,007    $ 231,832    $ 211,960    $ 138,631    $ 155,063    $ 132,676
-------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME               $     (39)   $     (47)   $     (85)   $     (19)   $     (30)   $     (21)
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
   Issued                              4,361          291        2,868          902          251          543
   Reinvested                              1           --^         899          210           16          937
   Redeemed                           (1,193)        (176)      (1,406)        (684)         (81)        (748)
-------------------------------------------------------------------------------------------------------------
     Change in shares                  3,169          115        2,361          428          186          732
-------------------------------------------------------------------------------------------------------------

                                      SELECT SMALL CAP EQUITY FUND
                                   -----------------------------------
                                     YEAR         11/1/01      YEAR
                                    ENDED         THROUGH      ENDED
                                   12/31/02      12/31/01(a)  10/31/01
----------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income           $     286    $      46    $     926
   Net realized gain (loss) on
     investments                      (6,774)       3,331       (1,199)
   Change in net unrealized
     appreciation/depreciation
     of investments                  (49,269)      27,449      (58,941)
----------------------------------------------------------------------
     Increase (decrease) in net
        assets from operations       (55,757)      30,826      (59,214)
----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income                (268)         (62)      (1,236)
   Net realized gain on
     investment transactions          (2,129)          --      (50,412)
----------------------------------------------------------------------
     Total distributions to
        shareholders                  (2,397)         (62)     (51,648)
----------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS:
   Proceeds from shares issued        62,285        4,920       42,308
   Dividends reinvested                1,864           --^      47,450
   Cost of shares redeemed           (64,258)     (17,792)     (58,995)
----------------------------------------------------------------------
     Increase (decrease) from
        capital share
        transactions                    (109)     (12,872)      30,763
----------------------------------------------------------------------
     Total increase (decrease)
        in net assets                (58,263)      17,892      (80,099)
----------------------------------------------------------------------
NET ASSETS:
   Beginning of period               317,326      299,434      379,533
----------------------------------------------------------------------
   End of period                   $ 259,063    $ 317,326    $ 299,434
----------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME               $     (71)   $     (86)   $     (74)
----------------------------------------------------------------------
SHARE TRANSACTIONS
   Issued                              1,634          124        1,068
   Reinvested                             47           --^       1,216
   Redeemed                           (1,754)        (453)      (1,537)
----------------------------------------------------------------------
     Change in shares                    (73)        (329)         747
----------------------------------------------------------------------

(a)    The Fund changed its fiscal year end from October 31 to December 31.

 ^     Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS

Notes to Financial Statements

1. ORGANIZATION

Mutual Fund Select Group ("MFSG") (the "Trust") was organized on October 1, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are three separate portfolios of the Trust (collectively, the "Funds"). Each Fund offers the Select class of shares.

   FUND

   JPMorgan Select Large Cap Equity Fund ("LCEF")
   JPMorgan Select Mid Cap Equity Fund ("MCEF")
   JPMorgan Select Small Cap Equity Fund ("SCEF")

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of December 31, 2002, the Funds had no outstanding futures contracts.

D. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

E. SECURITIES ON LOAN -- For all the Funds, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Funds) acting as lending agent to certain borrowers. By lending investment securities a Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement.

At December 31, 2002, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                       MARKET VALUE OF          MARKET VALUE OF
  FUND                SECURITIES LOANED       COLLATERAL RECEIVED
-----------------------------------------------------------------
  LCEF                     $ 41,988                 $ 42,849
  MCEF                       10,543                   10,712
  SCEF                       27,696                   28,296

JPMCB as lending agent receives a fee equal to 0.06% of the average dollar value of loans of U.S. securities outstanding during a given month and 0.1142% of the average dollar value of loans of non-U.S. securities outstanding during a given month from the Funds as detailed below (amounts in thousands):

                            FUND            FEE
                          ---------------------
                            LCEF            $ 3
                            MCEF              1
                            SCEF              4

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received and the borrower may not provide additional collateral when required. JPMCB will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

G. ALLOCATION OF EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

H. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

I. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                  ACCUMULATED           ACCUMULATED
                                 UNDISTRIBUTED         NET REALIZED
                 PAID-IN       (OVERDISTRIBUTED)        GAIN (LOSS)
  FUND           CAPITAL     NET INVESTMENT INCOME    ON INVESTMENTS
--------------------------------------------------------------------
  LCEF            $ --^              $ --^                 $ --
  MCEF             (10)                 6                     4
  SCEF              --^                (3)                    3

^ Amount rounds to less than one thousand.

The reclassifications for LCEF primarily relate to the character for tax purposes of overdistribution of income. The reclassifications for MCEF primarily relate to the character for tax purposes of dividend reclassifications, and distributions received from investments in Real Estate Investment Trusts ("REITS"). The reclassifications for SCEF primarily relate to distributions received from investments in REITS.

The tax character of distributions paid for the period from November 1, 2001 through December 31, 2001 is as follows (amounts in thousands):

                       ORDINARY     LONG-TERM         TOTAL
   FUND                 INCOME    CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------
   LCEF                   $ 133           $ --            $ 133
   MCEF                      93            475              568
   SCEF                      59              3               62

The tax character of distributions paid during the year ended December 31, 2002 is as follows (amounts in thousands):

                       ORDINARY     LONG-TERM         TOTAL
   FUND                 INCOME    CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------
   LCEF                $  1,955        $    --         $  1,955
   MCEF                   1,017          5,505            6,522
   SCEF                     268          2,129            2,397

At December 31, 2002, the components of net assets (excluding paid-in capital) on a tax basis are as follows (amounts in thousands):

                                                        LCEF        MCEF       SCEF
-------------------------------------------------------------------------------------
  Current distributable ordinary income              $      --    $    --    $     --
    Plus/Less: cumulative timing differences               (39)       (24)        (77)
                                                     ---------    -------    --------
  Undistributed ordinary income or
    overdistribution of ordinary income                    (39)       (24)        (77)
                                                     =========    =======    ========
  Current distributable long-term capital
    gain or tax basis capital loss carryover           (28,943)        --      (6,751)
  Plus/Less: cumulative timing differences                (716)      (228)         --
                                                     ---------    -------    --------
  Undistributed long-term gains/
    accumulated capital loss                           (29,659)      (228)     (6,751)
                                                     =========    =======    ========
  Unrealized appreciation (depreciation)             $ (53,440)   $ 3,556    $ 11,028
                                                     =========    =======    ========

For LCEF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales. The cumulative timing difference account primarily consists of deferred compensation and post-October loss deferrals. For MCEF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and basis adjustment in REITS. The cumulative timing difference account primarily consists of deferred compensation and post-October loss deferrals. For SCEF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and basis adjustment in REITS. The cumulative timing difference account primarily consists of deferred compensation.

At December 31, 2002, the following Funds had capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                                                EXPIRATION
  FUND                    AMOUNT                   DATE
-------------------------------------------------------------
  LCEF                   $ (17,229)         December 31, 2008
                            (1,088)         December 31, 2009
                           (10,626)         December 31, 2010
                         ---------
                           (28,943)
-------------------------------------------------------------
  SCEF                   $  (6,751)         December 31, 2010

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds have incurred the following post-October realized losses (amounts in thousands).

  FUND                                           AMOUNT
-------------------------------------------------------
  LCEF                                            $ 716
  MCEF                                              228

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Funds. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Adviser supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                              INVESTMENT
                             FUND          ADVISORY FEE (%)
                          ---------------------------------
                            LCEF                 0.40
                            MCEF                 0.65
                            SCEF                 0.65

The Adviser has voluntarily waived fees as outlined in Note 3.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE-- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

Beginning May 1, 2003, a contractual expense limitation agreement goes into effect for MCEF. In connection with the agreement, the Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% of its respective average daily net assets. The expense limitation will expire on April 30, 2004.

The Administrator has voluntarily waived fees as outlined in Note 3.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter. The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B Shares of MCEF in accordance with Rule 12b-1 under the 1940 Act. The Select shares have no 12b-1 fee and Class A and Class B shares of MCEF are not publicly available.

D. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance service to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets.

The Shareholder Servicing Agents have voluntarily waived fees as outlined in
Note 3.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVER OF FEES -- For the year ended December 31, 2002, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

            INVESTMENT                     SHAREHOLDER
  FUND       ADVISORY     ADMINISTRATION    SERVICING     TOTAL
----------------------------------------------------------------
  LCEF         $  --           $  41          $  50      $    91
  MCEF           132              68            343          543
  SCEF           918             129            750        1,797

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

For the year ended December 31, 2002, LCEF, MCEF and SCEF incurred approximately (in thousands) $ -, $ -, and $ 6, respectively, as brokerage commissions with affiliated brokers/dealers.

During the period certain of the Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Funds.

4. INVESTMENT TRANSACTIONS

For the year ended December 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                             PURCHASES               SALES
                          (EXCLUDING U.S.       (EXCLUDING U.S.
  FUND                      GOVERNMENT)           GOVERNMENT)
---------------------------------------------------------------
  LCEF                       $ 200,393             $ 124,419
  MCEF                         137,552               118,839
  SCEF                         153,180               158,816

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2002 are as follows (amounts in thousands):

                                                                  NET
                               GROSS            GROSS         UNREALIZED
             AGGREGATE      UNREALIZED       UNREALIZED      APPRECIATION
  FUND         COST        APPRECIATION     DEPRECIATION    (DEPRECIATION)
--------------------------------------------------------------------------
  LCEF       $ 298,093       $  3,995        $ (57,435)       $ (53,440)
  MCEF         135,264         14,512          (10,956)           3,556
  SCEF         247,646         35,914          (24,886)          11,028

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 12, 2002, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, the Funds could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets were repaid before the Fund could make additional investments. The Funds had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro rata basis to the Funds. This Agreement expired on April 12, 2002.

The Funds had no borrowings outstanding at December 31, 2002, nor at any time during the year then ended.

7. CONCENTRATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

8. PLANNED REORGANIZATION

On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Select Large Cap Equity Fund (the "Target Fund") into the JPMorgan Tax Aware U.S. Equity Fund. The Target Fund's shareholders approved the merger at a Special Meeting of Shareholders on February 13, 2003. The merger is expected to occur on or about March 21, 2003.

9. SUBSEQUENT EVENTS

The Funds' Board of Trustees has approved a change of name for the JPMorgan Select Mid Cap Equity Fund and the JPMorgan Select Small Cap Equity Fund. The Funds will be renamed the JPMorgan Mid Cap Equity Fund and the JPMorgan Trust Small Cap Equity Fund, respectively. The Funds' Board of Trustees has also approved a change of name for Mutual Fund Select Group. The Trust will be renamed the JPMorgan Mutual Fund Select Group effective May 1, 2003.

JPMORGAN FUNDS
Financial Highlights

                                                                           SELECT LARGE CAP EQUITY FUND^
                                                ---------------------------------------------------------------------------
                                                  YEAR         11/1/01                        YEAR ENDED
                                                  ENDED        THROUGH        ---------------------------------------------
PER SHARE OPERATING PERFORMANCE:                12/31/02     12/31/01**       10/31/01     10/31/00    10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  24.75     $    22.92       $  36.41     $  39.31    $  37.52    $  46.58
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
      Net investment income (loss)                  0.17           0.02           0.11         0.05        0.52        0.56
      Net gains or losses on securities
        (both realized and unrealized)             (5.60)          1.82          (9.36)        2.31        6.56        5.27
                                                --------     ----------       --------     --------    --------    --------
      Total from investment operations             (5.43)          1.84          (9.25)        2.36        7.08        5.83
                                                --------     ----------       --------     --------    --------    --------
  Less distributions:
      Dividends from net investment
        income                                      0.17           0.01           0.13         0.03        0.52        0.56
      Distributions from capital gains                --             --           4.11         5.23        4.77       14.33
                                                --------     ----------       --------     --------    --------    --------
      Total distributions                           0.17           0.01           4.24         5.26        5.29       14.89
                                                --------     ----------       --------     --------    --------    --------
Net asset value, end of period                  $  19.15     $    24.75       $  22.92     $  36.41    $  39.31    $  37.52
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      (22.00%)         8.05%(a)     (27.25%)       6.13%      20.36%      16.58%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in millions)   $    240     $      232       $    212     $    251    $    222    $    177
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
      Net expenses                                  0.83%          0.75%          0.75%        0.76%       0.05%       0.03%
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                  0.81%          0.45%          0.42%        0.12%       1.36%       1.46%
---------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers,
        reimbursements and earnings
        credits                                     0.86%          0.88%          0.88%        0.85%       0.65%       0.65%
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)
        without waivers, reimbursements
        and earnings credits                        0.78%          0.32%          0.29%        0.03%       0.76%       0.86%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                               54%             0%(a)         52%          57%        106%         56%
---------------------------------------------------------------------------------------------------------------------------

    ^ On November 20, 1998, the fund underwent a split of shares. Prior periods have been restated to reflect the split.
   ** The fund changed its fiscal year end from October 31 to December 31.
  (a) Not annualized.
    # Short periods have been annualized.

                       See notes to financial statements.

                                                                           SELECT MID CAP EQUITY FUND^
                                                ---------------------------------------------------------------------------
                                                  YEAR         11/1/01                        YEAR ENDED
                                                  ENDED        THROUGH        ---------------------------------------------
PER SHARE OPERATING PERFORMANCE:                12/31/02      12/31/01**      10/31/01     10/31/00    10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  29.51     $    26.17       $  37.85     $  37.55    $  29.63    $  32.39
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
      Net investment income (loss)                  0.13           0.02           0.12         0.17        0.15        0.14
      Net gains or losses on securities (both
        realized and unrealized)                   (4.07)          3.43          (5.30)        9.34        8.52       (0.42)
                                                --------     ----------       --------     --------    --------    --------
      Total from investment operations             (3.94)          3.45          (5.18)        9.51        8.67       (0.28)
                                                --------     ----------       --------     --------    --------    --------
  Less distributions:
      Dividends from net investment income          0.13           0.02           0.12         0.20        0.14        0.13
      Distributions from capital gains              1.05           0.09           6.38         9.01        0.61        2.35
                                                --------     ----------       --------     --------    --------    --------
      Total distributions                           1.18           0.11           6.50         9.21        0.75        2.48
                                                --------     ----------       --------     --------    --------    --------
Net asset value, end of period                  $  24.39     $    29.51       $  26.17     $  37.85    $  37.55    $  29.63
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      (13.39%)        13.20%(a)     (15.27%)      30.94%      29.65%      (0.70%)
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in millions)   $    139     $      155       $    133     $    164    $    129    $    112
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
      Net expenses                                  0.77%          0.60%          0.55%        0.41%       0.07%       0.08%
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                  0.51%          0.38%          0.38%        0.52%       0.44%       0.43%
---------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements
        and earnings credits                        1.14%          1.15%          1.15%        1.14%       0.93%       0.94%
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) without
        waivers, reimbursements and earnings
        credits                                     0.14%         (0.17%)        (0.22%)      (0.21%)     (0.42%)     (0.43%)
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                               84%             2%(a)         55%          84%        101%         67%
---------------------------------------------------------------------------------------------------------------------------

    ^ On November 20, 1998, the fund underwent a split of shares. Prior periods have been restated to reflect the split.
   ** The fund changed its fiscal year end from October 31 to December 31.
  (a) Not annualized.
    # Short periods have been annualized.

                       See notes to financial statements.

                                                                          SELECT SMALL CAP EQUITY FUND
                                                ---------------------------------------------------------------------------
                                                  YEAR         11/1/01                        YEAR ENDED
                                                  ENDED        THROUGH        ---------------------------------------------
PER SHARE OPERATING PERFORMANCE:                12/31/02     12/31/01**       10/31/01     10/31/00    10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  40.46     $    36.65       $  51.12     $  47.66    $  52.73    $  60.54
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
      Net investment income (loss)                  0.04           0.01           0.10         0.08        0.64        0.74
      Net gains or losses on securities (both
        realized and unrealized)                   (6.86)          3.81          (7.61)       12.44       (2.50)      (5.72)
                                                --------     ----------       --------     --------    --------    --------
      Total from investment operations             (6.82)          3.82          (7.51)       12.52       (1.86)      (4.98)
                                                --------     ----------       --------     --------    --------    --------
  Less distributions:
      Dividends from net investment income          0.03           0.01           0.14         0.08        0.64        0.75
      Distributions from capital gains              0.26             --           6.82         8.98        2.57        2.08
                                                --------     ----------       --------     --------    --------    --------
      Total distributions                           0.29           0.01           6.96         9.06        3.21        2.83
                                                --------     ----------       --------     --------    --------    --------
Net asset value, end of period                  $  33.35     $    40.46       $  36.65     $  51.12    $  47.66    $  52.73
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      (16.94%)        10.42%(a)     (15.47%)      30.16%      (4.20%)     (8.53%)
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in millions)   $    259     $      317       $    299     $    380    $    339    $    418
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
      Net expenses                                  0.51%          0.40%          0.34%        0.50%       0.04%       0.02%
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                  0.10%          0.09%          0.28%        0.19%       1.16%       1.28%
---------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements
        and earnings credits                        1.11%          1.12%          1.13%        1.07%       0.86%       0.85%
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) without
        waivers, reimbursements and earnings
        credits                                    (0.50%)        (0.63%)        (0.51%)      (0.38%)      0.34%       0.45%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                               52%             7%(a)         50%          76%         55%          6%
---------------------------------------------------------------------------------------------------------------------------

   ** The fund changed its fiscal year end from October 31 to December 31.
  (a) Not annualized.
    # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS

Report of Independent Accountants

To the Trustees and Shareholders of
Mutual Fund Select Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Select Large Cap Equity Fund, JPMorgan Select Mid Cap Equity Fund, and JPMorgan Select Small Cap Equity Fund (separate portfolios constituting Mutual Fund Select Group, hereafter referred to as the "Funds") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 19, 2003

JPMorgan Funds

Trustee and Officer Information (unaudited)


The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                               POSITIONS                                                NUMBER OF PORT-     OTHER
                               HELD WITH                      PRINCIPAL                 FOLIOS IN JPMORGAN  DIRECTORSHIPS
                               EACH          TERM OF OFFICE   OCCUPATIONS               FUND COMPLEX        HELD OUTSIDE
NAME, CONTACT ADDRESS          JPMORGAN      AND LENGTH OF    DURING PAST               OVERSEEN BY         JPMORGAN FUND
AND DATE OF BIRTH              TRUST         TIME SERVED      5 YEARS                   TRUSTEE             COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;          Trustee       Since 1996       Retired;                  78                  None
522 Fifth Avenue,                                             Vice-President &
New York, NY 10036;                                           Treasurer of
12/4/1941                                                     Ingersoll-Rand
                                                              Company
                                                              (manufacturer of
                                                              industrial equipment)
                                                              (1972 - 2000)

Roland R. Eppley, Jr.;         Trustee       Since 1996       Retired                   78                  None
522 Fifth Avenue,
New York, NY 10036;
4/1/1932

Ann Maynard Gray;              Trustee       Since 2001       Vice President of         78                  Director of Duke
522 Fifth Avenue,                                             Capital Cities/ABC,                           Energy Corporation
New York, NY 10036;                                           Inc. (1986 - 1998);                           (1997 - Present)
8/22/1945                                                     President of                                  Director of Elan
                                                              Diversified Publishing                        Corporation, Plc
                                                              Group (1991 - 1997)                           (pharmaceuticals)
                                                                                                            (2001 - Present);
                                                                                                            Director of
                                                                                                            The Phoenix Companies
                                                                                                            (wealth management
                                                                                                            services)
                                                                                                            (2002 - Present)

Matthew Healey;                Trustee and   Since 2001       Retired; Chief            78                  None
522 Fifth Avenue,              President of                   Executive Officer
New York, NY 10036;            the Board of                   of certain
8/23/1937                      Trustees                       J.P. Morgan Fund
                                                              Trusts (1982 - 2001)

Fergus Reid, III;              Trustee and   Since 1996       Chairman of               78                  Trustee of 16 Morgan
522 Fifth Avenue,              Chairman of                    Lumelite Corporation                          Stanley Funds
New York, NY 10036;            the Board of                   (plastics                                     (1995 - Present)
8/12/1932                      Trustees                       manufacturing)

James J. Schonbachler;         Trustee       Since 2001       Retired;                  78                  None
522 Fifth Avenue,                                             Managing Director
New York, NY 10036;                                           of Bankers Trust
1/26/1943                                                     Company (financial
                                                              services) (1968 - 1998);
                                                              Group Head and
                                                              Director of Bankers
                                                              Trust, A.G.,
                                                              Zurich and BT
                                                              Brokerage Corp.
                                                              (financial services)

Robert J. Higgins;             Trustee       Since 2002       Director of               78                  Director of
522 Fifth Avenue,                                             Administration of                             Providian Financial
New York, NY 10036;                                           the State of                                  Corp. (banking)
10/9/1945                                                     Rhode Island                                  (2002 - Present)
                                                              (2003 - Present);
                                                              President -
                                                              Consumer Banking
                                                              and Investment
                                                              Services Fleet Boston
                                                              Financial (1971 - 2002)

                               POSITIONS                                                NUMBER OF PORT-     OTHER
                               HELD WITH                      PRINCIPAL                 FOLIOS IN JPMORGAN  DIRECTORSHIPS
                               EACH          TERM OF OFFICE   OCCUPATIONS               FUND COMPLEX        HELD OUTSIDE
NAME, CONTACT ADDRESS          JPMORGAN      AND LENGTH OF    DURING PAST               OVERSEEN BY         JPMORGAN FUND
AND DATE OF BIRTH              TRUST         TIME SERVED      5 YEARS                   TRUSTEE             COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Leonard M. Spalding*           Trustee       Since 1996       Retired; Chief Executive  78                  None
522 Fifth Avenue,                                             Officer of Chase Mutual
New York, NY 10036;                                           Funds (investment
7/20/1935                                                     company) (1989 - 1998);
                                                              President & Chief
                                                              Executive Officer of
                                                              Vista Capital Management
                                                              (Investment management)
                                                              (1990-1998); Chief
                                                              Investment Executive of
                                                              Chase Manhattan Private
                                                              Bank (investment
                                                              management) (1990-1998)

* Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.

                               POSITIONS HELD  TERM OF OFFICE   PRINCIPAL
NAME, CONTACT ADDRESS          WITH EACH       AND LENGTH OF    OCCUPATIONS
AND DATE OF BIRTH              JPMORGAN TRUST  TIME SERVED      DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
George Gatch;                  President       Since 2001       Managing Director, J.P. Morgan Investment
522 Fifth Avenue,                                               Management Inc. and J.P.Morgan Fleming Asset
New York, NY 10036;                                             Management (USA) Inc.; Head of J.P. Morgan
12/21/1962                                                      Fleming's U.S.Mutual Funds and Financial
                                                                Intermediaries Business("FFI"); he has held
                                                                numerous positions through out the firm In
                                                                business management, marketing and sales.

David Wezdenko;                Treasurer       Since 2001       Managing Director, J.P.Morgan Investment
522 Fifth Avenue,                                               Management Inc. and J.P.Morgan Fleming Asset
New York, NY 10036;                                             Management (USA) Inc.; Chief Operating
10/2/1963                                                       Officer for FFI; since joining J.P. Morgan
                                                                Chase in 1996, he has held numerous financial
                                                                and operation related positions supporting
                                                                the J.P.Morgan pooling funds business.

Sharon Weinberg;               Secretary       Since 2001       Managing Director, J.P.Morgan Investment
522 Fifth Avenue,                                               Management Inc. and J.P.Morgan Fleming Asset
New York, NY 10036;                                             Management (USA) Inc.; Head of Business and
6/15/1959                                                       Product Strategy for FFI; since joining
                                                                J.P.Morgan Chase in 1996, she has held
                                                                numerous positions throughout the asset
                                                                management business in mutual funds
                                                                marketing, legal and product development.

Michael Moran;                 Vice President  Since 2001       Vice President, J.P.Morgan Investment
522 Fifth Avenue,              and Assistant                    Management Inc. and J.P.Morgan Fleming Asset
New York, NY 10036;            Treasurer                        Management (USA) Inc.; Controller of FFI.
7/14/1969

Stephen Ungerman;              Vice President  Since 2001       Vice President, J.P.Morgan Investment
522 Fifth Avenue,              and Assistant                    Management Inc. and J.P.Morgan Fleming Asset
New York, NY 10036;            Treasurer                        Management (USA) Inc.; Business Head for
6/2/1953                                                        Vehicle Services Group within Fund
                                                                Administration; prior to joining J.P.Morgan
                                                                Chase in 2000, he held a number of senior
                                                                management positions in Prudential Insurance
                                                                Co. of America's asset management business,
                                                                Includeing Associate General Counsel, Tax
                                                                Director and Co-head of Fund Administration
                                                                Department; Mr. Ungerman was also the
                                                                Assistant Treasurer of all mutual funds
                                                                managed by Prudential.

Judy R. Barlett;               Vice President  Since 2001       Vice President and Assistant General Counsel,
522 Fifth Avenue,              and Assistant                    J.P.Morgan Investment Management Inc. and
New York, NY 10036;            Treasurer                        J.P.Morgan Fleming Asset Management (USA)
5/29/1965                                                       Inc., since September 2000; from August 1998
                                                                through August 2000, she was an attorney at
                                                                New York Life Insurance Company where she
                                                                served as Assistant Secretary for the
                                                                Mainstay Funds; from October 1995 through
                                                                July 1998, Ms. Bartlett was an associate at
                                                                the law firm of Willkie Farr & Gallagher.

Joseph J. Bertini;             Vice President  Since 2001       Vice President and Assistant General Counsel,
522 Fifth Avenue,              and Assistant                    J.P.Morgan Investment Management Inc. and
New York, NY 10036;            Treasurer                        J.P.Morgan Fleming Asset Management (USA)
11/4/1965                                                       Inc.

Thoman J. Smith;               Vice President  Since 2002       Managing Director, Head of Compliance for
522 Fifth Avenue,              and Assistant                    J.P.Morgan Chase & Co.'s asset management
New York, NY 10036;            Treasurer                        business in the Americas. An employee since
6/24/1955                                                       1996, he previously worked in the Investment
                                                                Management - Risk Management/Compliance group
                                                                for the Chase Manhattan Corporation.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2002. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ended December 31, 2002. The information necessary to complete your income tax returns for the calendar year ended December 31, 2002 will be received under separate cover.

The following represents the dividends received deduction and long-term capital gains distributed by the Funds for the fiscal year ended December 31, 2002.

                                             DIVIDENDS RECEIVED     LONG-TERM CAPITAL
FUND                                              DEDUCTION         GAINS DISTRIBUTION
--------------------------------------------------------------------------------------
Select Large Cap Equity Fund                       100.00%             $         --
Select Mid Cap Equity Fund                          86.77                 5,505,066
Select Small Cap Equity Fund                       100.00                 2,129,356

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds

U.S. EQUITY FUNDS

Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS

Select Large Cap Equity Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS

Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

      (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. February 2003

                                                                     AN-SEL-1202